                                                                         [LOGO]
                                                                           ISG
                                                                         ------
                                                                          FUNDS
                                                                         ------



                                    [GRAPHIC]



                                        PROSPECTUS  DECEMBER 1998

                                        CLASS A SHARES

                                        CLASS B SHARES

                                        INSTITUTIONAL SHARES



                                        APPLICATION ENCLOSED

ISG FUNDS                                                       NOVEMBER 9, 1998
                                                   AS REVISED, DECEMBER 14, 1998
PROSPECTUS

The ISG Funds (the "Funds") are separate series of The Infinity Mutual Funds, Inc. (the "Company"), an open-end, management investment company. By this Prospectus, the Company is offering shares of nineteen Funds, each with a different investment policy. The Funds are divided into five general fund types--Equity, Fixed-Income, Municipal Bond, Money Market and Fund of Funds:

EQUITY FUNDS--These Funds will invest primarily in equity securities, including common stocks, preferred stocks and convertible securities.

    - Large-Cap Equity Fund

    - Capital Growth Fund

    - Equity Income Fund

    - International Equity Fund

    - Small-Cap Opportunity Fund

FIXED-INCOME FUNDS--These Funds will invest primarily in fixed-income securities, such as U.S. Government securities, or corporate, bank and commercial obligations.

    - Income Fund

    - Government Income Fund

    - Limited Term Income Fund

    - Limited Term U.S. Government Fund

MUNICIPAL BOND FUNDS--These Funds will invest primarily in Municipal Obligations which are exempt from Federal and, in the case of the Tennessee Funds, Tennessee income taxes.

    - Municipal Income Fund

    - Tennessee Tax Exempt Fund

    - Limited Term Tennessee Tax Exempt Fund

MONEY MARKET FUNDS--These Funds will invest primarily in short-term securities and will seek to maintain a stable net asset value of $1.00 per share.

    - Treasury Money Market Fund

    - Prime Money Market Fund

FUND OF FUNDS--These Funds will invest substantially all of their assets in Institutional Shares of the Funds ("Underlying Portfolios") as described herein.

    - Aggressive Growth Fund

    - Growth Fund

    - Growth & Income Fund

    - Moderate Growth & Income Fund

    - Current Income Fund

First American National Bank (the "Adviser") is each Fund's investment adviser.

BISYS Fund Services Limited Partnership ("BISYS") serves as each Fund's administrator and distributor.

By this Prospectus, each Fund is offering Institutional Shares and Class A Shares and, except for the Treasury Money Market Fund, Class B Shares.

                           --------------------------

AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, THE ADVISER OR ANY OTHER BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE AND ARE NOT GUARANTEED.

                           --------------------------

This Prospectus sets forth concisely information about the Company and the Funds that an investor should know before investing. It should be read and retained for future reference.

The Statement of Additional Information, dated November 9, 1998 with respect to the Fund of Funds, October 16, 1998 with respect to the Large-Cap Equity, Small-Cap Opportunity, International Equity, Municipal Income and Government Income Funds, and April 24, 1998 with respect to the Capital Growth, Equity Income, Income, Limited Term Income, Limited Term U.S. Government, Tennessee Tax Exempt, Limited Term Tennessee Tax Exempt, Prime Money Market and Treasury Money Market Funds, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. Each has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains each Statement of Additional Information, material incorporated by reference, and other information regarding the Company and Funds. For a free copy of the Statement of Additional Information for any Fund, write to the Fund at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call 1-800-852-0045.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

    - The LARGE-CAP EQUITY FUND seeks to provide investors with long-term capital appreciation and, as a secondary objective, current income. This Fund will invest primarily in equity securities of large capitalization (over $1 billion) domestic issuers that have the potential to provide capital appreciation and income.

    - The CAPITAL GROWTH FUND seeks to provide investors with capital growth. This Fund will invest primarily in the equity securities of domestic issuers.

    - The EQUITY INCOME FUND seeks to provide investors with current income and capital appreciation. This Fund will invest primarily in dividend-paying equity securities of domestic issuers which are expected to provide reasonable income and may have capital appreciation potential.

    - The INTERNATIONAL EQUITY FUND seeks to provide investors with capital appreciation. This Fund will invest primarily in equity securities of foreign issuers which are established companies in economically developed countries.

    - The SMALL-CAP OPPORTUNITY FUND seeks to provide investors with capital appreciation. This Fund will invest primarily in equity securities of small capitalization (under $1 billion) domestic issuers.

    - The INCOME FUND seeks to provide investors with current income without assuming undue risk. This Fund will invest primarily in a portfolio of investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers, which, under normal market conditions, has an effective duration of 50% to 150% of that of the Merrill Lynch Corporate Government Master Index.

    - The GOVERNMENT INCOME FUND seeks to provide investors with current income. This Fund will invest primarily in securities guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities.

    - The LIMITED TERM INCOME FUND seeks to provide investors with current income without assuming undue risk. This Fund will invest primarily in a portfolio of investment grade, U.S. dollar denominated fixed-income securities of domestic and foreign issuers, which, under normal market conditions, has a duration of under four years.

    - The LIMITED TERM U.S. GOVERNMENT FUND seeks to provide investors with high current income without assuming undue risk. This Fund will invest primarily in a portfolio of U.S. Government securities that, under normal market conditions, has an effective duration that approximates that of the Merrill Lynch Government 1 to 5 Year Bond Index.

    - The MUNICIPAL INCOME FUND seeks to provide investors with dividend income exempt from Federal income tax. This Fund will invest primarily in investment grade Municipal Obligations.

    - The TENNESSEE TAX EXEMPT FUND seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Fund will invest primarily in investment grade Tennessee Municipal Obligations without regard to maturity.

    - The LIMITED TERM TENNESSEE TAX EXEMPT FUND seeks to provide investors with current income exempt from Federal and Tennessee income taxes without assuming undue risk. This Fund will invest primarily in a portfolio of investment grade Tennessee Municipal Obligations that, under normal market conditions, has a duration of under five years and an effective average portfolio maturity ranging between three and five years.

    - The TREASURY MONEY MARKET FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This Fund will invest only in U.S. Treasury securities and in other securities guaranteed as to principal and interest by the U.S. Government, and repurchase agreements in respect thereof.

    - The PRIME MONEY MARKET FUND seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This Fund will invest in short-term money market instruments.

    - The AGGRESSIVE GROWTH FUND seeks to provide investors with capital growth. This Fund will invest substantially all of its assets in Underlying Portfolios that invest primarily in equity securities.

    - The GROWTH FUND seeks to provide investors with long-term capital growth. This Fund will invest substantially all of its assets in Underlying Portfolios that invest primarily in equity securities.

    - The GROWTH & INCOME FUND seeks to provide investors with long-term capital growth and a moderate level of current income. This Fund will invest substantially all of its assets in Underlying Portfolios that invest primarily in equity securities and fixed-income securities.

    - The MODERATE GROWTH & INCOME FUND seeks to provide investors with current income and a moderate level of capital growth. This Fund will invest substantially all of its assets in Underlying Portfolios that invest primarily in fixed-income securities and equity securities.

    - The CURRENT INCOME FUND seeks to provide investors with current income. This Fund will invest substantially all of its assets in Underlying Portfolios that invest primarily in fixed-income securities.

TABLE OF CONTENTS
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
                                                               PAGE
                                                              -------
FEE TABLE                                                          1
----------------------------------------------------
DESCRIPTION OF THE FUNDS                                           9
----------------------------------------------------
MANAGEMENT OF THE FUNDS                                           22
----------------------------------------------------
HOW TO BUY SHARES                                                 27
----------------------------------------------------
HOW TO REDEEM SHARES                                              34
----------------------------------------------------
SHAREHOLDER SERVICES AND PRIVILEGES                               37
----------------------------------------------------

                                                               PAGE
                                                              -------

DIVIDENDS, DISTRIBUTIONS AND TAXES                                40
----------------------------------------------------
FINANCIAL HIGHLIGHTS                                              43
----------------------------------------------------
PERFORMANCE INFORMATION                                           57
----------------------------------------------------
GENERAL INFORMATION                                               60
----------------------------------------------------
APPENDIX                                                         A-1
----------------------------------------------------

DISTRIBUTED BY:                               INVESTMENT ADVISER:
BISYS Fund Services Limited Partnership       First American National Bank
3435 Stelzer Road                             315 Deaderick Street
Columbus, Ohio 43219-3035                     Nashville, Tennessee 37237

    - For information about opening an account and other Fund services call: (800)
      824-3741. For voice recorded price and yield information call: (800) 852-0045.

    - To execute purchases, redemptions and exchanges and for information about the status of your account call: (800) 852-0045.

Fee Table
---------------------------------------------------------

                                             LARGE-CAP EQUITY FUND           CAPITAL GROWTH FUND
                                          ----------------------------   ----------------------------
                                          INST.     CLASS A    CLASS B   INST.     CLASS A    CLASS B
                                          SHARES    SHARES     SHARES    SHARES    SHARES     SHARES
                                          ------   ---------   -------   ------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................    None       4.75%      None     None       4.75%      None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................    None        None(+)   4.00%    None        None(+)   4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................    .75%        .75%      .75%     .65%        .65%      .65%
  12b-1 Fees............................    None        .25%      .75%     None        .25%      .75%
  Other Expenses........................    .29%        .29%      .39%     .34%        .28%      .56%
  Total Fund Operating Expenses.........   1.04%       1.29%     1.89%     .99%       1.18%     1.96%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................  $   11    $     60    $   59   $   10    $     59    $   60
    3 Years.............................  $   33    $     86    $   89   $   32    $     83    $   92
    5 Years.............................  $   57    $    115    $  122   $   55    $    109    $  126
    10 Years............................  $  127    $    196    $  198*  $  121    $    184    $  199*
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................  $   11    $     60    $   19   $   10    $     59    $   20
    3 Years.............................  $   33    $     86    $   59   $   32    $     83    $   62
    5 Years.............................  $   57    $    115    $  102   $   55    $    109    $  106
    10 Years............................  $  127    $    196    $  198*  $  121    $    184    $  199*

                                               EQUITY INCOME FUND
                                          ----------------------------
                                          INST.     CLASS A    CLASS B
                                          SHARES    SHARES     SHARES
                                          ------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................    None       4.75%      None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................    None        None(+)   4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................    .65%        .65%      .65%
  12b-1 Fees............................    None        .25%      .75%
  Other Expenses........................    .44%        .41%      .71%
  Total Fund Operating Expenses.........   1.09%       1.31%     2.11%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................  $   11    $     60   $    61
    3 Years.............................  $   35    $     87   $    96
    5 Years.............................  $   60    $    116   $   133
    10 Years............................  $  133    $    198   $   214*
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................  $   11    $     60   $    21
    3 Years.............................  $   35    $     87   $    66
    5 Years.............................  $   60    $    116   $   113
    10 Years............................  $  133    $    198   $   214*

------------------------------

(+) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A Shares purchased without an initial sales charge as part of an investment of $1 million or more.

 * Ten-year figures assume conversions of Class B Shares to Class A Shares at the end of the seventh year following the date of purchase.

                                                        (CONTINUED ON NEXT PAGE)

FEE TABLE
---------------------------------------------------------

                                                                                  SMALL-CAP
                                           INTERNATIONAL EQUITY FUND           OPPORTUNITY FUND
                                          ----------------------------   ----------------------------
                                          INST.     CLASS A    CLASS B   INST.     CLASS A    CLASS B
                                          SHARES    SHARES     SHARES    SHARES    SHARES     SHARES
                                          ------   ---------   -------   ------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................    None       4.75%      None     None       4.75%      None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................    None        None(+)   4.00%    None        None(+)   4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................   1.00%       1.00%     1.00%     .95%        .95%      .95%
  12b-1 Fees............................    None        .25%      .75%     None        .25%      .75%
  Other Expenses........................   1.27%       1.27%     1.37%     .38%        .38%      .48%
  Total Fund Operating Expenses.........   2.27%       2.52%     3.12%    1.33%       1.58%     2.18%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................  $   23    $     72    $   71   $   14    $     63    $   62
    3 Years.............................  $   71    $    122    $  126   $   42    $     95    $   98
    5 Years.............................  $  122    $    175    $  183   $   73    $    129    $  137
    10 Years............................  $  261    $    319    $  331*  $  160    $    226    $  229*
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................  $   23    $     72    $   31   $   14    $     63    $   22
    3 Years.............................  $   71    $    122    $   96   $   42    $     95    $   68
    5 Years.............................  $  122    $    175    $  163   $   73    $    129    $  117
    10 Years............................  $  261    $    319    $  331*  $  160    $    226    $  229*


                                                  INCOME FUND
                                          ----------------------------
                                          INST.     CLASS A    CLASS B
                                          SHARES    SHARES     SHARES
                                          ------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................    None       3.00%      None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................    None        None(+)   4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................    .50%        .50%      .50%
  12b-1 Fees............................    None        .25%      .75%
  Other Expenses........................    .42%        .37%      .68%
  Total Fund Operating Expenses.........    .92%       1.12%     1.93%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................  $    9    $     41    $   60
    3 Years.............................  $   29    $     65    $   91
    5 Years.............................  $   51    $     90    $  124
    10 Years............................  $  113    $    162    $  194*
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................  $    9    $     41    $   40
    3 Years.............................  $   29    $     65    $   61
    5 Years.............................  $   51    $     90    $  104
    10 Years............................  $  113    $    162    $  194*

------------------------------

(+) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A Shares purchased without an initial sales charge as part of an investment of $1 million or more.

 * Ten-year figures assume conversions of Class B Shares to Class A Shares at the end of the seventh year following the date of purchase.

                                                        (CONTINUED ON NEXT PAGE)

Fee Table
---------------------------------------------------------

                                                     GOVERNMENT                       LIMITED TERM
                                                    INCOME FUND                       INCOME FUND
                                           ------------------------------    ------------------------------
                                           INST.      CLASS A     CLASS B    INST.      CLASS A     CLASS B
                                           SHARES     SHARES      SHARES     SHARES     SHARES      SHARES
                                           ------    ---------    -------    ------    ---------    -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................     None        3.00%       None      None        3.00%       None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................     None         None(+)   4.00%      None         None(+)   4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................     .60%         .60%       .60%      .50%         .50%       .50%
  12b-1 Fees............................     None         .25%       .75%      None         .25%       .75%
  Other Expenses........................     .31%         .31%       .41%      .37%         .34%       .60%
  Total Fund Operating Expenses.........     .91%        1.16%      1.76%      .87%        1.09%      1.85%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................   $    9     $     41     $   58    $    9     $     41     $   59
    3 Years.............................   $   29     $     66     $   85    $   28     $     64     $   88
    5 Years.............................   $   50     $     92     $  115    $   48     $     88     $  120
    10 Years............................   $  112     $    167     $  184**  $  107     $    159     $  188**
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................   $    9     $     41     $   18    $    9     $     41     $   19
    3 Years.............................   $   29     $     66     $   55    $   28     $     64     $   58
    5 Years.............................   $   50     $     92     $   95    $   48     $     88     $  100
    10 Years............................   $  112     $    167     $  184**  $  107     $    159     $  188**

                                                    LIMITED TERM
                                                U.S. GOVERNMENT FUND
                                           ------------------------------
                                           INST.      CLASS A     CLASS B
                                           SHARES     SHARES      SHARES
                                           ------    ---------    -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................     None        3.00%       None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................     None         None(+)   4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................     .34%*        .34%*      .34%*
  12b-1 Fees............................     None         .25%       .75%
  Other Expenses........................     .41%         .41%       .92%
  Total Fund Operating Expenses.........     .75%*       1.00%*     2.01%*
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................   $    8     $     40     $   60
    3 Years.............................   $   24     $     61     $   93
    5 Years.............................   $   42     $     84     $  128
    10 Years............................   $   93     $    149     $  195**
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................   $    8     $     40     $   20
    3 Years.............................   $   24     $     61     $   63
    5 Years.............................   $   42     $     84     $  108
    10 Years............................   $   93     $    149     $  195**

------------------------------

(+) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A Shares purchased without an initial sales charge as part of an investment of $1 million or more.

*   After fee waiver.

** Ten-year figures assume conversion of Class B Shares to Class A Shares at the end of the seventh year following the date of purchase.

                                                        (CONTINUED ON NEXT PAGE)

Fee Table
---------------------------------------------------------

                                                                                    TENNESSEE TAX
                                               MUNICIPAL INCOME FUND                 EXEMPT FUND
                                           -----------------------------    ------------------------------
                                           INST.      CLASS A    CLASS B    INST.      CLASS A     CLASS B
                                           SHARES     SHARES     SHARES     SHARES     SHARES      SHARES
                                           ------    ---------   -------    ------    ---------    -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................     None        3.00%      None      None        3.00%       None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................     None         None(+)   4.00%     None         None(+)   4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................     .60%         .60%      .60%      .50%         .50%       .50%
  12b-1 Fees............................     None         .25%      .75%      None         .25%       .75%
  Other Expenses........................     .60%         .60%      .70%      .37%         .34%       .60%
  Total Fund Operating Expenses.........    1.20%        1.45%     2.05%      .87%        1.09%      1.85%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................   $   12     $     44    $   61    $    9     $     41     $   59
    3 Years.............................   $   38     $     75    $   94    $   28     $     64     $   88
    5 Years.............................   $   66     $    107    $  130    $   48     $     88     $  120
    10 Years............................   $  145     $    198    $  215**  $  107     $    159     $  188**
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................   $   12     $     44    $   21    $    9     $     41     $   19
    3 Years.............................   $   38     $     75    $   64    $   28     $     64     $   58
    5 Years.............................   $   66     $    107    $  110    $   48     $     88     $  100
    10 Years............................   $  145     $    198    $  215**  $  107     $    159     $  188**

                                               LIMITED TERM TENNESSEE
                                                  TAX EXEMPT FUND
                                           ------------------------------
                                           INST.      CLASS A     CLASS B
                                           SHARES     SHARES      SHARES
                                           ------    ---------    -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................     None        3.00%       None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................     None         None(+)   4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................     .39%*        .39%*      .39%*
  12b-1 Fees............................     None         .25%       .75%
  Other Expenses........................     .41%         .34%       .87%
  Total Fund Operating Expenses.........     .80%*        .98%*     2.01%*
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................   $    8     $     40     $   60
    3 Years.............................   $   26     $     60     $   93
    5 Years.............................   $   44     $     83     $  128
    10 Years............................   $   99     $    147     $  195**
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................   $    8     $     40     $   20
    3 Years.............................   $   26     $     60     $   63
    5 Years.............................   $   44     $     83     $  108
    10 Years............................   $   99     $    147     $  195**

------------------------------

(+) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A Shares purchased without an initial sales charge as part of an investment of $1 million or more.

 *   After fee waiver.

 ** Ten-year figures assume conversion of Class B Shares to Class A Shares at the end of the seventh year following the date of purchase.

                                                        (CONTINUED ON NEXT PAGE)

FEE TABLE
---------------------------------------------------------

                                            TREASURY MONEY
                                             MARKET FUND         PRIME MONEY MARKET FUND
                                          ------------------   ----------------------------
                                          INST.     CLASS A    INST.     CLASS A    CLASS B
                                          SHARES    SHARES     SHARES    SHARES     SHARES
                                          ------   ---------   ------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................    None        None     None        None      None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................    None        None     None        None     4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees.......................    .25%        .25%     .25%        .25%      .25%
  12b-1 Fees............................    None        None     None        None      .75%
  Other Expenses........................    .25%        .50%     .37%        .62%      .61%
  Total Fund Operating Expenses.........    .50%        .75%     .62%        .87%     1.61%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................  $    5    $      8   $    6    $      9    $   56
    3 Years.............................  $   16    $     24   $   20    $     28    $   81
    5 Years.............................  $   28    $     42   $   35    $     48    $  108
    10 Years............................  $   63    $     93   $   77    $    107    $  162*
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................  $    5    $      8   $    6    $      9    $   16
    3 Years.............................  $   16    $     24   $   20    $     28    $   51
    5 Years.............................  $   28    $     42   $   35    $     48    $   88
    10 Years............................  $   63    $     93   $   77    $    107    $  162*

------------------------------

  * Ten-year figures assume conversion of Class B Shares to Class A Shares at the end of the seventh year following the date of purchase.

                                                        (CONTINUED ON NEXT PAGE)

FEE TABLE
---------------------------------------------------------

                                             AGGRESSIVE GROWTH FUND              GROWTH FUND
                                          ----------------------------   ----------------------------
                                          INST.     CLASS A    CLASS B   INST.     CLASS A    CLASS B
                                          SHARES    SHARES     SHARES    SHARES    SHARES     SHARES
                                          ------   ---------   -------   ------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................    None     4.75%        None     None     4.75%        None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................    None     None(+)     4.00%     None     None(+)     4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees (after fee waivers)...    .10%      .10%        .10%     .10%      .10%        .10%
  12b-1 Fees............................    None      .25%        .75%     None      .25%        .75%
  Other Expenses........................    .39%      .39%        .39%     .39%      .39%        .39%
  Total Fund Operating Expenses (after
    fee waivers)........................    .49%      .74%       1.24%     .49%      .74%       1.24%

                                              GROWTH & INCOME FUND
                                          ----------------------------
                                          INST.     CLASS A    CLASS B
                                          SHARES    SHARES     SHARES
                                          ------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................    None     4.75%        None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................    None     None(+)     4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees (after fee waivers)...    .10%      .10%        .10%
  12b-1 Fees............................    None      .25%        .75%
  Other Expenses........................    .39%      .39%        .39%
  Total Fund Operating Expenses (after
    fee waivers)........................    .49%      .74%       1.24%

--------------------------

(+) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A Shares purchased without an initial sales charge as part of an investment of $1 million or more.

In addition to the expenses shown above, investors in a Fund of Funds will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Portfolios in which the Fund of Funds invests, so that the investment returns of the Fund of Funds will be net of the expenses of the Underlying Portfolios.

After combining the total operating expenses of each Fund of Funds with those of the Underlying Portfolios in which the Fund of Funds invests (see "Description of the Funds"), the estimated average weighted expense ratio for Institutional Shares, Class A Shares and Class B Shares of each indicated Fund of Funds is as follows:

                                            AGGRESSIVE GROWTH FUND            GROWTH FUND              GROWTH & INCOME FUND
                                          --------------------------   --------------------------   --------------------------
                                          INST.    CLASS A   CLASS B   INST.    CLASS A   CLASS B   INST.    CLASS A   CLASS B
                                          SHARES   SHARES    SHARES    SHARES   SHARES    SHARES    SHARES   SHARES    SHARES
                                          ------   -------   -------   ------   -------   -------   ------   -------   -------
                                           1.67%     1.92%     2.42%    1.62%     1.87%     2.37%    1.46%     1.71%     2.21%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................  $  17     $  66     $  65    $  16     $  66     $  64    $  15     $  64     $  62
    3 Years.............................  $  53     $ 105     $ 105    $  51     $ 103     $ 104    $  46     $  99     $  99
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................  $  17     $  66     $  25    $  16     $  66     $  24    $  15     $  64     $  22
    3 Years.............................  $  53     $ 105     $  75    $  51     $ 103     $  74    $  46     $  99     $  69

                                                        (CONTINUED ON NEXT PAGE)

FEE TABLE
---------------------------------------------------------

                                            MODERATE GROWTH & INCOME
                                                      FUND                   CURRENT INCOME FUND
                                          ----------------------------   ----------------------------
                                          INST.     CLASS A    CLASS B   INST.     CLASS A    CLASS B
                                          SHARES    SHARES     SHARES    SHARES    SHARES     SHARES
                                          ------   ---------   -------   ------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on
    Purchases (as a percentage of
    offering price).....................    None       4.75%      None     None       3.00%      None
  Maximum Deferred Sales Load (as a
    percentage of the amount subject to
    charge).............................    None     None(+)     4.00%     None     None(+)     4.00%
ANNUAL OPERATING EXPENSES (as a
  percentage of average daily net
  assets)
  Management Fees (after fee waivers)...    .10%        .10%      .10%     .10%        .10%      .10%
  12b-1 Fees............................    None        .25%      .75%     None        .25%      .75%
  Other Expenses........................    .39%        .39%      .39%     .39%        .39%      .39%
  Total Fund Operating Expenses (after
    fee waivers)........................    .49%        .74%     1.24%     .49%        .74%     1.24%

--------------------------

(+) A contingent deferred sales charge of 1.00% may be assessed on certain redemptions of Class A Shares purchased without an initial sales charge as part of an investment of $1 million or more.

In addition to the expenses shown above, investors in a Fund of Funds will indirectly bear their pro rata share of fees and expenses incurred by the Underlying Fund of Funds in which the Portfolio invests, so that the investment returns of the Fund of Funds will be net of the expenses of the Underlying Portfolios.

After combining the total operating expenses of each Fund of Funds with those of the Underlying Portfolios in which the Fund of Funds invests (see "Description of the Portfolios"), the estimated average weighted expense ratio for Institutional Shares, Class A Shares and Class B Shares of each indicated Fund of Funds is as follows:

                                           MODERATE GROWTH & INCOME
                                                     FUND                 CURRENT INCOME FUND
                                          --------------------------   --------------------------
                                          INST.    CLASS A   CLASS B   INST.    CLASS A   CLASS B
                                          SHARES   SHARES    SHARES    SHARES   SHARES    SHARES
                                          ------   -------   -------   ------   -------   -------
                                           1.41%     1.66%     2.16%    1.37%     1.62%     2.12%
EXAMPLE:
  An investor would pay the following
    expenses on a $1,000 investment,
    assuming (1) 5% annual return and
    (2) redemption at the end of each
    time period:
    1 Year..............................  $  14     $  64     $  62    $  14     $  46     $  62
    3 Years.............................  $  45     $  97     $  98    $  43     $  80     $  96
  An investor would pay the following
    expenses on the same investment,
    assuming no redemption:
    1 Year..............................  $  14     $  64     $  22    $  14     $  46     $  22
    3 Years.............................  $  45     $  97     $  68    $  43     $  80     $  66

                                                        (CONTINUED ON NEXT PAGE)

--------------------------------------------------------------------------------

THE AMOUNTS LISTED IN THE EXAMPLES SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLES ASSUME A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
--------------------------------------------------------------------------------

The purpose of the foregoing tables is to assist investors in understanding the costs and expenses borne by the Funds and investors, the payment of which will reduce investors' annual return. Other Expenses for the Capital Growth, Equity Income, Income, Limited Term Income, Limited Term U.S. Government, Tennessee Tax Exempt, Limited Term Tennessee Tax Exempt, Prime Money Market and Treasury Money Market Funds reflect amounts for the fiscal year ended December 31, 1997. Other expenses for each other Fund are estimated based on amounts for the current fiscal year. Long-term investors in Class A Shares subject to 12b-1 fees or Class B Shares could pay more in aggregate 12b-1 fees and sales charges than the economic equivalent of the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. The fees noted above for the Limited Term U.S. Government Fund and Limited Term Tennessee Tax Exempt Fund, without fee waivers, would be: Management Fees, .50% for each such Fund, and Total Fund Operating Expenses, .91%, 1.16% and 2.17% for Institutional Shares, Class A Shares and Class B Shares, respectively, of Limited Term U.S. Government Fund, and .91%, 1.09% and 2.12% for Institutional Shares, Class A Shares and Class B Shares, respectively, of Limited Term Tennessee Tax Exempt Fund. The expenses noted above for the Fund of Funds, without fee waivers, would be:
Management Fees, .20% for each Fund, and Total Fund Operating Expenses, .59%,
 .84% and 1.34% for Institutional Shares, Class A Shares and Class B Shares, respectively, for each Fund. The expenses noted above do not reflect any other fee waiver or expense reimbursement arrangements that may be in effect. Certain Service Organizations (as defined below) and other institutions also may charge their clients direct fees for effecting transactions in Fund shares and the Adviser, its affiliates and certain other institutions may charge customary account and account transaction fees, which are not Fund related, with respect to accounts through which or for which Fund shares are purchased or redeemed; such fees are not reflected in the foregoing table. For a further description of the various costs and expenses incurred in a Fund's operation, as well as expense reimbursement or waiver arrangements, see "Management of the Funds."

DESCRIPTION OF THE FUNDS
---------------------------------------------------------

GENERAL

Each Fund offers Institutional Shares and Class A Shares and, except for the Treasury Money Market Fund, Class B Shares. Each Institutional Share, Class A Share and Class B Share represents an identical pro rata interest in the relevant Fund's investment portfolio. See "How to Buy Shares--Alternative Purchase Methods."

INVESTMENT OBJECTIVES

Each Fund's investment objective is set forth on the cover page of this Prospectus. The differences in objectives and policies among the Funds determine the types of securities in which each Fund invests and can be expected to affect the degree of risk to which each Fund is subject and each Fund's yield or return. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that each Fund's investment objective will be achieved.

MANAGEMENT POLICIES

EQUITY FUNDS

LARGE-CAP EQUITY FUND--The Large-Cap Equity Fund will invest at least 70% of the value of its total assets in equity securities of companies with market capitalizations of over $1 billion. Market capitalization of a company's stock is its market price per share times the number of shares outstanding. The Fund will invest in securities that the Adviser believes have the potential to provide capital appreciation and current income. The Fund may invest in equity securities consisting of common stocks, preferred stocks and convertible securities, including depositary receipts, as well as warrants to purchase such securities. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff"), or, if unrated, deemed to be of comparable quality by the Adviser. See "Appendix--Portfolio Securities."

The Large-Cap Equity Fund may invest in Money Market Instruments of the type described under "Appendix--Portfolio Securities--Money Market Instruments." Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in Money Market Instruments. However, when the Adviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in Money Market Instruments.

The Large-Cap Equity Fund also may engage in various investment techniques such as options and futures transactions and lending portfolio securities, each of which involves risk. For a discussion of these investment techniques and their related risks, see "Investment Considerations and Risk Factors" below, and "Appendix--Investment Techniques." The Fund also may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests.

CAPITAL GROWTH FUND--The Capital Growth Fund will invest primarily in the equity securities of domestic issuers. Under normal circumstances, the Fund will invest primarily in securities of companies with relatively large capitalizations (generally greater than $500 million) that the Adviser believes offer opportunities for capital appreciation and growth of earnings. The Fund may invest in equity securities consisting of common stocks, preferred stocks and convertible securities, including those in the form of American Depositary Receipts and Standard & Poor's Depositary Receipts, as well as warrants to purchase such securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Adviser believes that such securities offer opportunities on capital growth. The Fund may invest up to 10% of the value of its total assets in foreign securities which are not publicly traded in the United States. See "Appendix--Portfolio Securities."

At least 65% of the value of the Capital Growth Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade by Moody's, S&P, Fitch or Duff or, if unrated, deemed to be of comparable quality by the Adviser. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Adviser. Debt securities rated Ba by Moody's and BB by S&P, Fitch and Duff are considered speculative grade debt and the payment of principal and interest may be affected at any time by adverse economic changes. In all other respects, the Capital Growth Fund's management policies are identical to those of the Large-Cap Equity Fund. See "Investment Considerations and Risk Factors--Lower Rated Securities Risk" below, and "Appendix" in the Fund's Statement of Additional Information.

EQUITY INCOME FUND--The Equity Income Fund will invest primarily in the equity securities of domestic issuers which are expected to provide reasonable income and which may have capital appreciation potential. The Fund will invest at least 65% of the value of its total assets (except when maintaining a temporary defensive position) in dividend-paying equity securities of issuers that the Adviser believes have the capacity to increase dividend payments in the future. Equity securities include common stocks, preferred stocks and securities that are convertible into common stocks. The Fund will invest in the equity securities of issuers that the Adviser believes to be financially sound and which pay above-average dividends. The Adviser intends to take into account factors, including price-earnings ratios, cash flow and relationship of asset value to market price of the securities. Investments may be made in securities of companies of any size depending on the relative attractiveness of the company and the economic sector in which it operates. The Adviser anticipates investing approximately 25% of the Equity Income Fund's total assets in convertible securities and preferred stock. In all other respects, the Equity Income Fund's management policies are identical to those of the Large-Cap Equity Fund.

INTERNATIONAL EQUITY FUND--The International Equity Fund will invest at least 65% of the value of its total assets in equity securities of non-United States companies (i.e., incorporated or organized outside the United States). The Fund will invest primarily in equity securities of established companies in economically developed countries that Lazard Asset Management ("Lazard"), the International Equity Fund's sub-investment adviser, considers inexpensively priced relative to the return on total capital or equity. The Fund also may invest up to 25% of the value of its total assets in equity securities of issuers located, or doing significant business, in emerging markets. The Fund will engage primarily in a value-oriented search for equity securities before they have attracted wide investor interest. Lazard will attempt to identify undervalued securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. Lazard's global investment specialists apply both quantitative and qualitative analysis to securities selection. Lazard will focus on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

Under normal market conditions, the International Equity Fund will invest at least 80% of the value of its total assets in the equity securities of companies within not less than three different countries (not including the United States). The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Adviser and Lazard. In addition, the Fund may engage in various investment techniques, such as foreign currency transactions, short-selling and such other investment techniques as the Large-Cap Equity Fund may engage in, as described above. For a description of the risks associated with investing in foreign securities, see "Investment Considerations and Risks--Foreign Securities Risk."

Lazard recognizes that some of the best opportunities are in securities not generally followed by investment professionals. Thus, Lazard relies on its research capability and maintains a dialogue with foreign brokers and with the management of foreign companies in an effort to gather the type of "local knowledge" that it believes is critical to successful investment abroad. To this end, Lazard communicates with its affiliates, Lazard Freres Gestion Banque in Paris, Lazard Asset Management Ltd. in London and Lazard Japan Asset Management K.K. in Tokyo, for information concerning current business trends, as well as for a better understanding of the management of local businesses.

The International Equity Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest in fixed-income securities and Money Market Instruments. The Fund will not invest in fixed-income securities rated lower than A by Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Adviser. In addition, the Fund may have substantial investments in American and Global Depositary Receipts and in convertible bonds and other convertible securities.

When, in the Adviser's or Lazard's judgment, business or financial conditions warrant, the Fund may assume a temporary defensive position and invest without limit in the equity securities of U.S. companies or Money Market Instruments of the types described in "Appendix--Certain Portfolio Securities-- Money Market Instruments" or hold its assets in cash.

SMALL-CAP OPPORTUNITY FUND--The Small-Cap Opportunity Fund will invest at least 65% of the value of its total assets in equity securities of companies with market capitalizations of less than $1 billion. Womack Asset Management, Inc. ("Womack Management"), the Small-Cap Opportunity Fund's sub-investment adviser, will employ a fundamental growth-oriented approach with technical analysis to select investments for the Fund. The Fund will invest primarily in the securities of small- to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the small capitalization sector of the United States equity market. The securities of smaller capitalization companies may be subject to more abrupt or erratic market movements than larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In all other respects, the Small-Cap Opportunity Fund's management policies are identical to those of the Large-Cap Equity Fund.

FIXED-INCOME FUNDS

INCOME FUND--The Income Fund invests at least 65% of the value of its total assets (except when maintaining a temporary defensive position) in bonds, debentures and other debt instruments. The Fund invests in a broad range of investment grade, U.S dollar denominated fixed-income securities of domestic and foreign issuers. These debt securities include bonds, debentures, notes, money market instruments (including foreign bank obligations, such as time deposits, certificates of deposit and bankers' acceptances, commercial paper and other short-term corporate debt obligations, and repurchase agreements), mortgage-related securities (including interest-only and principal-only stripped mortgage-backed securities), asset-backed securities, municipal obligations and convertible debt obligations. The issuers may include foreign corporations, partnerships, trusts or similar entities, and governments or their political subdivisions, agencies or instrumentalities Under normal market conditions, the Income Fund will invest in a portfolio of securities that has an effective duration of 50% to 150% of that of the Merrill Lynch Corporate Government Master Index.

The Merrill Lynch Corporate Government Master Index is comprised of government and investment grade corporate fixed-rate couponbearing securities with an outstanding par value of $25 million or more, with maturities equal to or greater than one year. As of December 31, 1997, the securities comprising the Merrill Lynch Corporate Government Master Index had an effective duration of approximately 5.246 years.

As a measure of a fixed-income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of two years would be expected to decline 2% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 2% if interest rates fell 1%. The market price of a bond with a duration of four years would be expected to increase or decline twice as much as the market price of a bond with a two-year duration. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Income Fund, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as option-adjusted duration.

The securities in which the Income Fund will invest will consist only of those which, at the time of purchase, are rated no lower than Baa by Moody's or BBB by S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Adviser. Obligations rated BBB by S&P and Fitch and Baa by Moody's are considered investment grade obligations; those rated BBB by S&P and Fitch are regarded as having an adequate capacity to pay principal and interest, while those rated Baa by Moody's are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics. See "Investment Considerations and Risk Factors--Fixed-Income Securities Risk" below, and "Appendix" in the Fund's Statement of Additional Information.

When management believes it advisable for temporary defensive purposes, the Fund may invest in Money Market Instruments.

The Income Fund also may lend securities from its portfolio as described under "Appendix--Investment Techniques--Lending Portfolio Securities." The Income Fund also may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests.

GOVERNMENT INCOME FUND--The Government Income Fund will invest at least 65% of the value of its total assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements in respect of such securities. The Fund also may invest in corporate bonds, mortgage-related securities, including collateralized mortgage obligations, asset-backed securities and bank obligations. See "Appendix--Portfolio Securities." A security guaranteed by the U.S. Government is guaranteed only as to principal and interest, and there is no guarantee as to the security's market value.

The Government Income Fund may lend securities from its portfolio as described under "Appendix-- Investment Techniques--Lending Portfolio Securities." The Fund also may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests.

LIMITED TERM INCOME FUND--The Limited Term Income Fund's management policies are identical to those of the Income Fund, except that, under normal circumstances, the duration of the Fund's portfolio will not exceed four years. The Adviser will seek to maintain a duration ranging between one year and four years depending upon market conditions. Under normal circumstances, the dollar-weighted average life of the Fund's investment securities will be longer than one year and less than five years. For a discussion of duration, see "Income Fund" above.

LIMITED TERM U.S. GOVERNMENT FUND--The Limited Term U.S. Government Fund will invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements in respect of such securities. See "Appendix--Portfolio Securities." Under normal market conditions, the Limited Term U.S. Government Fund will invest primarily in a portfolio of U.S. Government securities that has an effective duration that approximates that of the Merrill Lynch Government 1 to 5 Year Bond Index. The Adviser will seek to maintain a duration ranging between one year and four years depending on market conditions. Under normal circumstances, the dollar-weighted average life of the Fund's investment securities will be longer than one year and less than five years. For a discussion of duration, see "Income Fund" above.

The Merrill Lynch Government 1 to 5 Year Bond Index is comprised of U.S. Government securities with maturities equal to or greater than one year. As of December 31, 1997, the securities comprising the Merrill Lynch Government 1 to 5 Year Bond Index had an effective duration of approximately 2.20 years.

The Limited Term U.S. Government Fund also may lend securities from its portfolio as described under "Appendix--Investment Techniques--Lending Portfolio Securities." The Fund also may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests.

MUNICIPAL BOND FUNDS

MUNICIPAL INCOME FUND--The Municipal Income Fund will invest, as a fundamental policy, at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in debt securities the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations").

Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal Obligations bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Obligation's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Obligations and purchased and sold separately. See "Investment Considerations and Risk Factors--Risk of Investing in Municipal Obligations" below, and "Appendix--Portfolio Securities--Municipal Obligations."

The Municipal Income Fund will invest in Municipal Obligation rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P or Fitch. The Fund may invest in short-term Municipal Obligations which are rated in the two highest rating categories by Moody's, S&P or Fitch. Municipal Obligations rated Baa by Moody's or BBB by S&P or Fitch are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well. The Fund also may invest in Municipal Obligations which, while not rated, are determined by the Adviser to be of comparable quality to the rated securities in which the Fund may invest. See "Investment Considerations and Risk Factors--Fixed-Income Securities Risk" below, and "Appendix" in the Fund's Statement of Additional Information.

The Municipal Income Fund may invest in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the

"Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company may be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if the Adviser determines that their purchase is consistent with the Fund's investment objective.

The Municipal Income Fund may purchase tender option bonds and similar securities. A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate, that has been coupled with the agreement of a third party which grants the security holder the option, at periodic intervals, to tender the Municipal Obligation to the third party and receive the face value thereof. See "Appendix--Portfolio Securities--Tender Option Bonds."

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Municipal Income Fund may invest in taxable Money Market Instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Adviser. Dividends paid by the Fund that are attributable to income earned by it from these securities will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in taxable Money Market Instruments. Under normal market conditions, the Adviser anticipates that not more than 5% of the value of the Fund's total assets will be invested in any one category of these securities.

The Municipal Income Fund also may lend securities from its portfolio as described under "Appendix-- Investment Techniques--Lending Portfolio Securities," which may give rise to taxable income. The Fund also may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests.

TENNESSEE TAX EXEMPT FUND--The Tennessee Tax Exempt Fund will invest, as a fundamental policy, at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in bonds, debentures, and other debt securities of the State of Tennessee, its political subdivisions, authorities and corporations, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal and Tennessee personal income taxes (collectively, "Tennessee Municipal Obligations"). The remainder of the Fund's assets may be invested in securities that are not Tennessee Municipal Obligations and therefore may be subject to Tennessee income tax. See "Investment Considerations and Risk Factors--Risk of Investing in Tennessee Municipal Obligations" below, and "Dividends, Distributions and Taxes." The Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee Municipal Obligations. In addition, to the extent acceptable Tennessee Municipal Obligations are at any time unavailable for investment by the Fund, the Fund will invest temporarily in other Municipal Obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee Municipal Obligations are unavailable for investment by the Fund, in excess of 35% of the Fund's total assets may be invested in securities that are not exempt from Tennessee State income tax. See "Investment Considerations and Risk Factors--Risk of Investing in Municipal Obligations" below, and "Appendix--Portfolio Securities--Municipal Obligations."

The average dollar-weighted credit rating of the Municipal Obligations held by the Tennessee Tax Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Obligation in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P or Fitch. The Fund may invest in short-term Municipal Obligations which are rated in the two highest rating categories by Moody's, S&P or Fitch. Municipal Obligations rated Baa by Moody's or BBB by S&P or Fitch are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Obligations purchased and their credit rating without reference to rating subcategories. The Tennessee Tax Exempt Fund also may invest in Municipal Obligations which, while not rated, are determined by the Adviser to be of comparable quality to the rated securities in which the Fund may invest. See "Investment Considerations and Risk Factors--Fixed-Income Securities Risk" below, and "Appendix" in the Fund's Statement of Additional Information.

The Fund may invest no more than 10% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. The Fund will invest no more than 10% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. The Fund will invest in the aggregate, except for temporary defensive purposes, no more than 20% of the value of its net assets in securities subject to Federal income tax.

The Tennessee Tax Exempt Fund also may engage in various investment techniques such as options and futures transactions and lending portfolio securities, each of which involves risk and may give rise to taxable income. For a discussion of these investment techniques and their related risks, see "Investment Considerations and Risk Factors" below, and "Appendix--Investment Techniques." The Tennessee Tax Exempt Fund also may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Tennessee Tax Exempt Fund invests. In all other respects, the Tennessee Tax Exempt Fund's management policies are identical to those of the Municipal Income Fund.

LIMITED TERM TENNESSEE TAX EXEMPT FUND--The Limited Term Tennessee Tax Exempt Fund's management policies are identical to those of the Tennessee Tax Exempt Fund, except that, under normal market conditions, the Limited Term Tennessee Tax Exempt Fund will invest primarily in a portfolio of investment grade Tennessee Municipal Obligations that has a duration of under five years and an effective average portfolio maturity ranging between three and five years. For a discussion of duration, see "Income Fund" above.

For purposes of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Adviser may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

MONEY MARKET FUNDS

PRIME MONEY MARKET FUND--The Prime Money Market Fund will invest in U.S. dollar denominated short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, loan participation agreements, guaranteed investment contracts, municipal obligations, repurchase agreements, asset-backed securities, and high quality domestic and foreign commercial paper and other high quality short-term corporate obligations, such as floating or variable rate U.S. dollar denominated demand notes and bonds. The Fund will invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities.

The Fund will not invest more than 35% of the value of its total assets in foreign securities. Securities in which the Prime Money Market Fund will invest may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value. See "Appendix--Portfolio Securities." The Fund also may lend its portfolio securities, enter into reverse repurchase agreements and purchase restricted securities pursuant to Rule 144A under the Securities Act of 1933, as amended. See "Appendix--Investment Techniques." During normal market conditions, at least 25% of the Prime Money Market Fund's total assets will be invested in domestic and/or foreign bank obligations. See "Investment Considerations and Risk Factors--Bank Securities Risk" below.

The Prime Money Market Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which includes various maturity, quality and diversification requirements, certain of which are summarized below.

In accordance with Rule 2a-7, the Prime Money Market Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Company's Board of Directors to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Company's Board of Directors. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's, S&P, Duff, Fitch and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Fund's Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

TREASURY MONEY MARKET FUND--The Treasury Money Market Fund will invest, as a fundamental policy, at least 65% of the value of its total assets in U.S. Treasury securities and repurchase agreements in respect thereof. The remainder of its assets may be invested in other securities guaranteed as to principal and interest by the U.S. Government and repurchase agreements in respect thereof. See "Appendix-- Portfolio Securities." The Fund also may lend its portfolio securities, enter into reverse repurchase agreements and purchase restricted securities pursuant to Rule 144A under the Securities Act of 1933, as amended. See "Appendix--Investment Techniques."

Instruments which are issued or guaranteed as to principal and interest by the U.S. Government constitute direct obligations of the United States. The Treasury Money Market Fund will not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. Dividends and distributions paid by the Treasury Money Market Fund that are attributable to interest from direct obligations of the United States currently are not subject to personal income tax in most states. However, dividends and distributions attributable to interest from repurchase agreements may be subject to state tax.

The Treasury Money Market Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act. See "Prime Money Market Fund" above, and "Determination of Net Asset Value" in the Fund's Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

FUND OF FUNDS

Each Fund of Funds seeks to achieve its investment objective by allocating its assets among the Underlying Portfolios within predetermined strategy ranges, as set forth below. The Adviser will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Portfolios. Each Fund of Funds has a "benchmark percentage" representing the asset class mix of the Underlying Portfolios the Adviser expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Adviser anticipates that each Fund of Fund's asset class benchmark percentage will be as follows:

                                                         BENCHMARK PERCENTAGES
                                          ---------------------------------------------------
                                                                           MODERATE
                                          AGGRESSIVE            GROWTH &   GROWTH &   CURRENT
UNDERLYING PORTFOLIO                        GROWTH     GROWTH    INCOME     INCOME    INCOME
ASSET CLASS                                  FUND       FUND      FUND       FUND      FUND
----------------------------------------  ----------   ------   --------   --------   -------
Equity..................................      95%        80%       60%        30%         0%
Fixed-Income............................       0%        15%       35%        65%        95%
Money Market Instruments................       5%         5%        5%         5%         5%

Under normal market conditions, the Adviser expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth below; however, the Adviser reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Portfolio asset classes, as assessed by the Adviser, vary over time.

AGGRESSIVE GROWTH FUND--The Aggressive Growth Fund will invest 65% to 100% of the value of its total assets in four Underlying Portfolios which invest primarily in equity securities and up to 30% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Fund will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Fund's assets) indicated below:

UNDERLYING PORTFOLIO                                                                                STRATEGY RANGE
--------------------------------------------------------------------------------------------------  --------------
ISG Large-Cap Equity Fund.........................................................................         30-50%
ISG Capital Growth Fund...........................................................................         25-45%
ISG Small-Cap Opportunity Fund....................................................................          5-15%
ISG International Equity Fund.....................................................................          5-15%
ISG Prime Money Market Fund.......................................................................          0-30%

GROWTH FUND--The Growth Fund will invest 65% to 90% of the value of its total assets in five Underlying Portfolios which invest primarily in equity securities, 10% to 20% of the value of its total assets in one Underlying Portfolio which invests primarily in fixed-income securities and up to 20% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Fund will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Fund's assets) indicated below:

UNDERLYING PORTFOLIO                                                                                STRATEGY RANGE
--------------------------------------------------------------------------------------------------  --------------
ISG Large-Cap Equity Fund.........................................................................         15-30%
ISG Capital Growth Fund...........................................................................         15-30%
ISG Equity Income Fund............................................................................         15-25%
ISG Small-Cap Opportunity Fund....................................................................          5-10%
ISG International Equity Fund.....................................................................          5-10%
ISG Income Fund...................................................................................         10-20%
ISG Prime Money Market Fund.......................................................................          0-20%

GROWTH & INCOME FUND--The Growth & Income Fund will invest 45% to 75% of the value of its total assets in three Underlying Portfolios which invest primarily in equity securities, 25% to 45% of the value of its net assets in two Underlying Portfolios which invest primarily in fixed-income securities and up to 20% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Fund will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Fund's assets) indicated below:

UNDERLYING PORTFOLIO                                                                                STRATEGY RANGE
--------------------------------------------------------------------------------------------------  --------------
ISG Large-Cap Equity Fund.........................................................................         15-25%
ISG Capital Growth Fund...........................................................................         15-25%
ISG Equity Income Fund............................................................................         15-25%
ISG Income Fund...................................................................................         15-25%
ISG Limited Term Income Fund......................................................................         10-20%
ISG Prime Money Market Fund.......................................................................          0-20%

MODERATE GROWTH & INCOME FUND--The Moderate Growth & Income Fund will invest 15% to 45% of the value of its total assets in three Underlying Portfolios which invest primarily in equity securities, 45% to 85% of the value of its total assets in two Underlying Portfolios which invest primarily in fixed-income securities and up to 20% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Fund will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Fund's assets) indicated below:

UNDERLYING PORTFOLIO                                                                                STRATEGY RANGE
--------------------------------------------------------------------------------------------------  --------------
ISG Limited Term Income Fund......................................................................         25-45%
ISG Income Fund...................................................................................         20-40%
ISG Large-Cap Equity Fund.........................................................................          5-15%
ISG Capital Growth Fund...........................................................................          5-15%
ISG Equity Income Fund............................................................................          5-15%
ISG Prime Money Market Fund.......................................................................          0-20%

CURRENT INCOME FUND--The Current Income Fund will invest 75% to 100% of the value of its total assets in two Underlying Portfolios which invest primarily in fixed-income securities and up to 30% of the value of its total assets in one Underlying Portfolio which invests in money market instruments. The Fund will invest its assets in the following Underlying Portfolios within the strategy ranges (expressed as a percentage of the Fund's assets) indicated below:

UNDERLYING PORTFOLIO                                                                                STRATEGY RANGE
--------------------------------------------------------------------------------------------------  --------------
ISG Limited Term Income Fund......................................................................         40-60%
ISG Income Fund...................................................................................         35-55%
ISG Prime Money Market Fund.......................................................................          0-30%

Each Fund of Funds may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Fund of Funds expects to have a substantial portion of its assets invested in such securities. However, when the Adviser determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities.

INVESTMENT CONSIDERATIONS AND RISK FACTORS

GENERAL RISK--Since each Fund will pursue different types of investments, the risks of investing will vary depending on the Fund selected for investment. Before selecting a Fund in which to invest, the investor should assess the risks associated with the types of investments made by the Fund. Generally, if the securities owned by a Fund increase in value, the value of the shares of the Fund will increase. Similarly, if the securities owned by the Fund decrease in value, the value of the Fund's shares will also decline. In this way, investors participate in any change in the value of the securities owned by their Fund. Before selecting a Fund of Funds in which to invest, the investor should assess the risks associated with the Underlying Portfolios in which the Fund of Funds invests and the types of investments made by the Underlying Portfolios. In addition, since each Fund of Funds must allocate its investments among the Underlying Portfolios, none of the Fund of Funds has the same flexibility to invest as a mutual fund without such constraints. Investors could lose money by investing in a Fund. Investors should consider each Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. See also "Appendix--Investment Techniques."

EQUITY SECURITIES RISK--(Large-Cap Equity, Capital Growth, Small-Cap Opportunity, Equity Income and International Equity Funds) While stocks and other securities have historically been a leading choice of long-term investors, they do fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of investment securities will result in changes in the value of the Fund's shares and thus its total return to investors.

Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the performance of a Fund investing primarily in large capitalization stocks (such as the Large-Cap Equity Fund) may be lower or higher than that of a Fund investing primarily in smaller capitalization stocks (such as Small-Cap Opportunity Fund). Moreover, the investment returns of a Fund investing in stocks that emphasize particular investment characteristics, such as "value" or "growth," may fluctuate independently from the broad stock market as represented by the S&P 500 Index, and may demonstrate greater volatility over short or extended periods relative to the broad market.

Small-Cap Opportunity Fund invests primarily in small cap companies, which carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. They may be dependent on management for one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, some of these investments may rise and fall based on investor perception rather than economics.

FOREIGN SECURITIES RISK--(International Equity Fund and, to a limited extent, Large-Cap Equity, Capital Growth, Equity Income and Prime Money Market Funds) The value of foreign securities also is affected by general economic conditions and individual company and industry earning prospects. While foreign securities may offer opportunities for gain, they also involve additional risks that can increase the potential for losses in the Fund. These risks can be significantly greater for investments in emerging markets.

Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the United States.

Because evidences of ownership of such securities usually are held outside the United States, a Fund's investment in foreign securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuers, whether from currency blockage or otherwise. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many emerging market countries providing investment opportunities for the International Equity Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Since foreign securities may be purchased by the International Equity Fund with and be payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars, and thus the price of the Fund's shares, may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

FIXED-INCOME SECURITIES RISK--(All Funds) A Fund's investments in fixed-income securities will be subject primarily to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The change in price depends on several factors, including the security's maturity date; generally, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. These principles of interest rate risk also apply to U.S. Treasury and U.S. Government agency securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to timely payment of interest and principal when held to maturity. The current market prices for such securities are not guaranteed and will fluctuate.

Each Fund's investment in fixed-income securities also is subject to credit risk, which is the possibility that the issuer of the security will fail to make timely payments of interest or principal to the Fund. The credit risk of a Fund depends on the quality of its investments. Certain securities purchased by a Fund, such as those rated Baa by Moody's and BBB by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a security purchased by a Fund has been adversely changed, such Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Appendix--Portfolio Securities--Ratings" below, and "Appendix" in the Fund's Statement of Additional Information.

Mortgage-related securities in which the Capital Growth, Equity Income, Limited Term Income, Income and Government Income Funds may invest are complex derivative instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid than more traditional debt securities. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their value highly volatile. No assurance can be given as to the liquidity of the market for certain mortgage-backed securities, such as collateralized mortgage obligations and stripped mortgage-backed securities. Determination as to the liquidity of interest-only and principal-only fixed mortgage-backed securities issued by the U.S. Government or its agencies and instrumentalities will be made in accordance with guidelines established by the Company's Board of Directors. In accordance with such guidelines, the Adviser will monitor investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. The Fund intends to treat other stripped mortgage-backed securities as illiquid securities. See "Appendix--Portfolio Securities--Mortgage-Related Securities" and"--Illiquid Securities."

Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. A Fund investing in such securities may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

RISK OF INVESTING IN MUNICIPAL OBLIGATIONS--(Municipal Income, Tennessee Tax Exempt and Limited Term Tennessee Tax Exempt Funds) Each Municipal Bond Fund may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects or securities whose issuers are located in the same state. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Municipal Bond Fund and thus reduce its available yield. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by the Municipal Bond Fund so as to adversely affect its shareholders, the Company would reevaluate the Fund's investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible taxable investment within the applicable limits set forth herein.

RISK OF INVESTING IN TENNESSEE MUNICIPAL OBLIGATIONS--(Tennessee Tax Exempt and Limited Term Tennessee Tax Exempt Funds) Investors in the Tennessee Tax Exempt Fund and Limited Term Tennessee Tax Exempt Fund should consider carefully the special risks inherent in the Fund's investment in Tennessee Municipal Obligations. These risks result from the financial condition of the State of Tennessee. Tennessee has historically had a sound financial position. The State, however, encountered budgetary problems during the 1995 fiscal year requiring supplemental appropriations and the use of one-time reserves to close an estimated $250 million deficit caused by cost overruns in several major programs. Due principally to inaccurate funding assumptions with respect to the TennCare program, the State's program to replace Medicaid, the State completed its fiscal year ended June 30, 1995 with an estimated budget deficit of $125 million. Investors in the Tennessee Tax Exempt Fund or Limited Term Tennessee Tax Exempt Fund should obtain and review a copy of the Fund's Statement of Additional Information which sets forth other considerations.

LOWER RATED SECURITIES RISK--(Capital Growth and Equity Income Funds) The Capital Growth Fund and Equity Income Fund may invest, to a limited extent, in higher yielding (and, therefore, higher risk) debt securities rated Ba by Moody's or BB by S&P, Fitch or Duff (commonly known as junk bonds). They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. See "Appendix--Portfolio Securities--Ratings."

DERIVATIVE SECURITIES RISK--(Each Fund, other than the Municipal Income Fund and Money Market Funds) Each of these Funds may invest in, or enter into, derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. The Derivatives a Fund may use include, with respect to the Large-Cap Equity, Capital Growth, Equity Income, Small-Cap Opportunity, International Equity, Tennessee Tax Exempt and Limited Term Tennessee Tax Exempt Funds, options and futures, and, with respect to the Capital Growth, Equity Income, Government Income, Limited Term Income and Income Funds, options, mortgage-related securities and asset-backed securities. While Derivatives can be used effectively in furtherance of the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's investments and make more difficult the accurate pricing of the Fund's investments.

BANK SECURITIES RISK--(Prime Money Market Fund only) To the extent the Prime Money Market Fund's investments are concentrated in the banking industry, it will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Prime Money Market Fund's shares will be affected by economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions. The Prime Money Market Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.

NON-DIVERSIFIED STATUS--(Each Fund, except Large-Cap Equity, Small-Cap Opportunity, Municipal Income, Government Income and Money Market Funds) Each of these Funds is classified as a "non-diversified" investment company, which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each of these Fund's assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the Fund's investments, and its investment return, may be more sensitive to changes in the market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter no Fund may have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities or the securities of other regulated investment companies.

SIMULTANEOUS INVESTMENTS--(All Funds) Investment decisions for each Fund are made independently from those of the other investment companies, investment advisory accounts, custodial accounts, individual trust accounts and commingled funds that may be advised by the Adviser or, if applicable, sub-investment adviser. However, if such other investment companies or managed accounts desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

MANAGEMENT OF THE FUNDS
---------------------------------------------------------

BOARD OF DIRECTORS

The business affairs of the Company are managed under the general supervision of its Board of Directors. Each Statement of Additional Information contains the name and general business experience of each Director.

INVESTMENT ADVISER

First American National Bank, located at First American Center, 315 Deaderick Street, Nashville, Tennessee 37237, serves as each Fund's investment adviser. The Adviser is a wholly-owned subsidiary of First American Corporation, a registered bank holding company having assets as of May 1, 1998 of approximately $18 billion. On May 1, 1998, Deposit Guaranty Corp., located in Jackson, Mississippi, merged with and into First American Corporation. First American National Bank and its affiliates, including Deposit Guaranty National Bank, provide personal trust, estate, employee benefit trust, corporate trust and custody services to over 7,000 accounts, as well as investment advisory services. The Adviser, and its affiliates, as of May 1, 1998, had approximately $11 billion under trust and approximately $6 billion under management.

The Adviser and its affiliates deal, trade and invest, for their own accounts and for the accounts of clients which they manage, in the types of securities in which the Funds may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by a Fund. The Adviser has informed the Company that in making its investment decisions it does not obtain or use material inside information in its or its affiliates' possession. The Adviser also provides research services for the Funds through a professional staff of portfolio managers and securities analysts. All activities of the Adviser are conducted by persons who are also officers of one or more of the Adviser's affiliates.

The Adviser also is responsible for the selection of brokers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sale of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Brokerage commissions may be paid to affiliates of the Adviser for executing securities transactions if the use of such affiliates is likely to result in price and execution at least as favorable as those of other qualified brokers. The allocation of brokerage transactions also may take into account a broker's sales of Fund shares. See "Portfolio Transactions" in the Fund's Statement of Additional Information.

The Adviser supervises and assists in the overall management of each Fund's affairs under an Investment Advisory Agreement between the Adviser and the Company, subject to the authority of the Company's Board of Directors in accordance with Maryland law. The primary portfolio manager for each Fund, other than the Money Market Funds, is as follows:

LARGE-CAP EQUITY FUND--Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large-Cap Equity Fund's primary portfolio manager since its inception, and has been employed by the Adviser since May 1998. Since 1978, he was employed by Deposit Guaranty National Bank and Commercial National Bank, wholly-owned subsidiaries of Deposit Guaranty Corp.

CAPITAL GROWTH FUND--Charles E. Winger, Jr. Mr. Winger has been the Capital Growth Fund's primary portfolio manager since its inception, and has been a Trust Officer of the Adviser since 1988.

EQUITY INCOME FUND--Jay D. Baumgardner and Robert A. Rinner. Messrs. Baumgardner and Rinner have been the Equity Income Fund's primary portfolio managers since its inception, and have been portfolio managers with the Adviser since April 1995 and April 1996, respectively. Prior thereto, Mr. Baumgardner was a financial consultant with Smith Barney, Inc. and Mr. Rinner was a portfolio manager with Royal Insurance Co.

SMALL-CAP OPPORTUNITY FUND--William A. Womack. He has been the Small-Cap Opportunity Fund's primary portfolio manager since its inception. Mr. Womack formed Womack Management in February 1997. For more than 12 years prior thereto, he was a Senior Vice President and Trust Investment Officer of Deposit Guaranty National Bank.

INTERNATIONAL EQUITY FUND--Herbert W. Gullquist and John R. Reinsberg. Messrs. Gullquist and Reinsberg have been the International Equity Fund's primary portfolio managers since its inception, and have been Managing Directors of Lazard for over five years.

INCOME FUND--Donald F. Turk. He has been the Income Fund's primary portfolio manager since its inception, and has been a Trust Officer of the Adviser since 1980.

LIMITED TERM INCOME FUND--Donald F. Turk. He has been the Limited Term Income Fund's primary portfolio manager since its inception, and has been a Trust Officer of the Adviser since 1980.

GOVERNMENT INCOME FUND--John Mark McKenzie. He has been the Government Income Fund's primary portfolio manager since its inception, and has been employed by the Adviser since May 1998. Since 1984, he was employed by Deposit Guaranty National Bank.

LIMITED TERM U.S. GOVERNMENT FUND--Donald F. Turk. He has been the Limited Term U.S. Government Fund's primary portfolio manager since its inception, and has been a Trust Officer of the Adviser since 1980.

MUNICIPAL INCOME FUND--Sharon S. Brown and John Mark McKenzie. Ms. Brown and Mr. McKenzie have been the Municipal Income Fund's primary portfolio managers since its inception. Ms. Brown has been a Trust Officer of the Adviser since 1988. Mr. McKenzie has been employed by the Adviser since May 1998 and by Deposit Guaranty National Bank since 1984.

TENNESSEE TAX EXEMPT FUND--Sharon S. Brown. She has been the Tennessee Tax Exempt Fund's primary portfolio manager since its inception, and has been a Trust Officer of the Adviser since 1988.

LIMITED TERM TENNESSEE TAX EXEMPT FUND--Sharon S. Brown. She has been the Limited Term Tennessee Tax Exempt Fund's primary portfolio manager since its inception, and has been a Trust Officer of the Adviser since 1988.

FUND OF FUNDS--Investment decisions for each Fund of Funds are made by a team of the Adviser's portfolio managers, and no person is primarily responsible for making recommendations to the team.

Under the terms of the Investment Advisory Agreement, the Company has agreed to pay the Adviser a monthly fee at the annual rate set forth below as a percentage of the relevant Fund's average daily net assets:

                                                                                                  ANNUAL RATE OF
                                                                                                    INVESTMENT
NAME OF FUND                                                                                   ADVISORY FEE PAYABLE
--------------------------------------------------------------------------------------------  -----------------------
Large-Cap Equity Fund.......................................................................              .75%
Capital Growth Fund.........................................................................              .65%
Equity Income Fund..........................................................................              .65%
International Equity Fund...................................................................             1.00%
Small-Cap Opportunity Fund..................................................................              .95%
Income Fund.................................................................................              .50%
Government Income Fund......................................................................              .60%
Limited Term Income Fund....................................................................              .50%
Limited Term U.S. Government Fund...........................................................              .50%
Municipal Income Fund.......................................................................              .60%
Tennessee Tax Exempt Fund...................................................................              .50%
Limited Term Tennessee Tax Exempt Fund......................................................              .50%
Treasury Money Market Fund..................................................................              .25%
Prime Money Market Fund.....................................................................              .25%*
Aggressive Growth Fund......................................................................              .20%
Growth Fund.................................................................................              .20%
Growth & Income Fund........................................................................              .20%
Moderate Growth & Income Fund...............................................................              .20%
Current Income Fund.........................................................................              .20%

------------------------

* For the fiscal year ended December 31, 1997, the Company paid the Prime Money Market Fund's former sub-adviser .15% and the Adviser .10% of the value of the Fund's average daily net assets.

From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering the overall expense ratio of that Fund and increasing yield to its investors. The Fund will not pay the Adviser at a later time for any amounts it may waive, nor will the Fund reimburse the Adviser for any amounts it may assume. For the fiscal year ended December 31, 1997, the Adviser waived a portion of its advisory fee with respect to certain Funds which resulted in the Funds paying the Adviser an advisory fee at the effective annual rate set forth below as a percentage of the relevant Fund's average daily net assets:

                                                                                               EFFECTIVE ANNUAL RATE
                                                                                              OF INVESTMENT ADVISORY
NAME OF FUND                                                                                   FEE PAID AFTER WAIVER
------------------------------------------------------------------------------------------  ---------------------------
Capital Growth Fund.......................................................................                .53%
Equity Income Fund........................................................................                .52%
Income Fund...............................................................................                .41%
Limited Term Income Fund..................................................................                .43%
Limited Term U.S. Government Fund.........................................................                .24%
Tennessee Tax Exempt Fund.................................................................                .42%
Limited Term Tennessee Tax Exempt Fund....................................................                .31%

SUB-INVESTMENT ADVISERS

Lazard Asset Management, located at 30 Rockefeller Plaza, New York, New York 10020, serves as the sub-investment adviser to the International Equity Fund. Lazard, a division of Lazard Freres & Co. LLC, provides investment management services to client discretionary accounts with assets totaling approximately $67 billion as of June 30, 1998. Under the terms of the sub-investment advisory agreement with Lazard, the Adviser has agreed to pay Lazard a monthly fee at the annual rate of .50% of the value of the International Equity Fund's average daily net assets.

Womack Asset Management, Inc., located at 2120 DG Plaza, Jackson, Mississippi 39201, serves as the sub-investment adviser to the Small-Cap Opportunity Fund. Womack Management provides investment management services to client discretionary accounts totaling approximately $300 million as of June 30, 1998. Under the terms of the sub-investment advisory agreement with Womack Management, the Adviser has agreed to pay Womack Management a monthly fee at the annual rate of .35% of the value of the Small-Cap Opportunity Fund's average daily net assets.

ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Limited Partnership, located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator and distributor. BISYS currently provides administrative services or sub-administrative services to, and distributes the shares of, other investment companies with over $200 billion in assets. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

Under its Administration Agreement with the Company, BISYS generally assists in all aspects of the Funds' operations, other than providing investment advice, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. In connection therewith, BISYS provides the Funds with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the Securities and Exchange Commission and filing of Federal, state and local income tax returns) that are not being furnished by The Bank of New York, the Funds' Custodian.

Under the terms of the Administration Agreement, the Company has agreed to pay BISYS a monthly fee at the annual rate of .10% of the value of the Prime Money Market Fund's and Treasury Money Market Fund's average daily net assets and .15% of the value of each other Fund's average daily net assets. For the fiscal year ended December 31, 1997, BISYS waived a portion of its administrative fee with respect to the Limited Term U.S. Government Fund and Limited Term Tennessee Tax Exempt Fund which resulted in each such Fund paying BISYS an administration fee at the effective annual rate of .03% of the value of the Fund's average daily net assets.

BISYS, as distributor, makes a continuous offering of each Fund's shares and bears the costs and expenses of printing and distributing to prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of each Fund (after such items have been prepared and set in type by the Fund) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by BISYS in connection with the offering of such Fund's shares for sale to the public.

DISTRIBUTION PLAN

Under a plan adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), each Fund pays BISYS for advertising, marketing and distributing Class A Shares (other than the Prime Money Market and Treasury Money Market Funds) and Class B Shares (other than the Treasury Money Market Fund which does not offer Class B Shares) at an annual rate of .25% of the value of the average daily net assets represented by Class A Shares and .75% of the value of the average daily net assets represented by Class B Shares. Under the Distribution Plan, BISYS may make payments to certain financial institutions, securities dealers and other industry professionals that have entered into agreements with BISYS ("Service Organizations") in respect of these services. BISYS determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of Class A Shares or Class B Shares owned by their clients. From time to time, BISYS may defer or waive receipt of fees under the Distribution Plan while retaining the ability to be paid by the Fund under the Distribution Plan thereafter. The fees payable to BISYS under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred.

SHAREHOLDER SERVICES PLAN

Under a shareholder services plan adopted by the Company's Board of Directors (the "Shareholder Services Plan"), each Fund pays BISYS for the provision of certain services at an annual rate of .15% of the value of the average daily net assets represented by Institutional Shares and Class A Shares (.25% in the case of Class A Shares of the Money Market Funds) and at an annual rate of .25% of the value of the average daily net assets represented by Class B Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in the NASD Conduct Rules. Under the Shareholder Services Plan, BISYS may make payments to certain Service Organizations in respect of these services. BISYS determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of the relevant Class of shares owned by their clients. From time to time, BISYS may defer or waive receipt of fees under the Shareholder Services Plan while retaining the ability to be paid by the Fund under the Shareholder Services Plan thereafter. The fees payable to BISYS under the Shareholder Services Plan are payable without regard to actual expenses incurred.

CUSTODIAN AND TRANSFER AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286, is the Funds' Custodian. BISYS Fund Services Ohio, Inc., an affiliate of BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the Funds' Transfer and Dividend Disbursing Agent (the "Transfer Agent").

EXPENSES

All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by others. The expenses borne by the Company include: organizational costs, taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, BISYS, any sub-investment adviser, or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs of calculating the net asset value of each Fund's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Fund.

HOW TO BUY SHARES
---------------------------------------------------------

ALTERNATIVE PURCHASE METHODS

This Prospectus offers investors three methods of purchasing Fund shares. Orders for purchases of Institutional Shares, however, may be placed only for certain eligible investors as described below. An investor who is not eligible to purchase Institutional Shares may choose from Class A Shares and Class B Shares the Class of shares that best suits the investor's needs, given the amount of purchase, the length of time the investor expects to hold the shares and any other relevant circumstances. Class B Shares are not offered for the Treasury Money Market Fund. Each Class A, Class B and Institutional Share represents an identical pro rata interest in a Fund's investment portfolio.

Class A Shares are sold at net asset value per share plus, for each Fund, other than the Money Market Funds, an initial sales charge imposed at the time of purchase, which may be reduced or waived for certain purchases, as described below.

Class B Shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Fund. Class B Shares are subject to a contingent deferred sales charge ("CDSC"), which is assessed only if Class B Shares are redeemed within six years of purchase. Shareholders investing directly in Class B Shares of the Prime Money Market Fund, as opposed to obtaining such shares through an exchange, will be required to participate in the Prime Money Market Fund's Auto-Exchange Plan. In accordance with said Plan, shareholders will be required to establish the time and amount of their automatic exchanges such that all of the Prime Money Market Fund Class B Shares so purchased will have been exchanged for Class B Shares of the other Funds within two years of purchase. See "Shareholder Services and Privileges--Auto-Exchange Plan." Approximately seven years after the date of purchase, Class B Shares automatically will convert to Class A Shares, based on the relative net asset values for shares of each such Class. See "How to Redeem Shares--Class B Shares."

Institutional Shares are sold at net asset value with no sales charge. Institutional Shares are sold exclusively to clients of the Adviser for their qualified trust, custody and/or agency accounts and to clients of the Adviser's affiliated and correspondent banks and certain other affiliated and non-affiliated institutions for their similar accounts maintained at such affiliates or institutions. These accounts are referred to herein as "Fiduciary Accounts."

Class B Shares will receive lower per share dividends and at any given time the performance of Class B should be expected to be lower than for shares of each other Class because of the higher expenses borne by Class B. Similarly, Class A Shares will receive lower per share dividends and the performance of Class A should be expected to be lower than Institutional Shares because of the higher expenses borne by Class A. See "Fee Table."

An investor who is not eligible to purchase Institutional Shares should consider whether, during the anticipated life of the investor's investment in the Fund, the accumulated distribution and service fees and CDSC on Class B Shares prior to conversion would be less than the initial sales charge, if any, on Class A Shares purchased at the same time, and to what extent, if any, such differential would be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution fees on Class B Shares may exceed the initial sales charge on Class A Shares during the life of the investment.

GENERAL PURCHASE INFORMATION

Class A Shares and Class B Shares may be purchased through a number of institutions, including the Adviser and its affiliates such as AmeriStar Capital Markets Inc., Service Organizations, and directly from BISYS. Orders for purchases of Institutional Shares may be placed only for clients of the Adviser, its affiliated and correspondent banks and other affiliated and non-affiliated institutions (collectively, "Institutions") for their Fiduciary Accounts maintained at such Institutions. When purchasing Fund shares, you must specify the Fund and Class of shares being purchased. The Adviser, its affiliates and Service Organizations may receive different levels of compensation for selling different Classes of Fund shares. Stock certificates will not be issued. It is not recommended that the Municipal Bond Funds be used as a vehicle for Keogh, IRA and other qualified plans, because such plans are otherwise entitled to tax deferred benefits. The Company reserves the right to reject any purchase order in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.

The minimum initial investment for Institutional Shares of each Fund is $100,000, with no subsequent minimum investment. The Institution through which Institutional Shares are purchased may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements.

Investors may purchase Institutional Shares through procedures established by their Institution and an investor should contact such entity directly for appropriate instructions, as well as for information about conditions pertaining to the account and any related fees. The investor's Institution will transmit an investor's payment to the Fund and will supply the Fund with the required information. It is the Institution's responsibility to transmit the order properly on a timely basis.

The minimum initial investment for Class A Shares or Class B Shares of each Fund is $1,000, and subsequent investments must be at least $100. The minimum initial investment is $100 for IRAs, and subsequent investments for IRAs must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates, the minimum initial investment is $500, and subsequent investments must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates who elect to have a portion of their pay directly deposited into their ISG Fund accounts, the minimum initial or subsequent investment must be at least $25. The Adviser, its affiliates and Service Organizations may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. In addition, purchases of shares made in connection with certain shareholder privileges may have different minimum investment requirements. See "Shareholder Services and Privileges."

You may purchase Class A Shares or Class B Shares by check or wire, or through TeleTrade or, for the Money Market Funds only, a sweep program as described below. Investors purchasing shares through the Adviser, its affiliates or Service Organizations should contact such entity directly for appropriate instructions, as well as for information about conditions pertaining to the account and any related fees.

For written orders for Class A Shares or Class B Shares, you may send your initial or subsequent purchase order, together with the Funds' Account Application for initial orders and your check or money order payable to: The ISG Funds (Fund Name), to The ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686. For subsequent investments, your Fund account number should appear on the check or money order. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if a check used for investment in your account does not clear.

For wire orders for Class A Shares or Class B Shares, you must call the Transfer Agent at 1-800-852-0045. If a subsequent payment is being made, your Fund account number should be included. Information on remitting funds in this manner, including any related fees, may be obtained from your bank.

Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. For information on purchasing shares through the Automated Clearing House, you must call the Transfer Agent at 1-800-852-0045.

Management understands that the Adviser, its affiliates and some Service Organizations may impose certain conditions on their clients which are different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients a direct fee for effecting transactions in Fund shares. You should consult the Adviser, its affiliates or your Service Organization in this regard.

The Company determines net asset value per share for each Money Market Fund as of 2:00 p.m., Eastern time, and for each other Fund as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each business day (which, as used herein, shall include each day the New York Stock Exchange is open for business, except Columbus Day and Veterans' Day), except on days where there are not sufficient changes in the value of a Fund's investment securities to materially affect the Fund's net asset value and no purchase orders or redemption requests have been received. The New York Stock Exchange currently is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share of each class is computed by dividing the value of the Fund's net assets attributable to such class (i.e., the value of its assets less liabilities) by the total number of Fund shares of such class outstanding. Each Money Market Fund uses the amortized cost method of valuing its investments. Each other Fund's investments are valued each business day generally by using available market quotations or at fair value which may be determined by one or more pricing services approved by the Board of Directors. Each pricing service's procedures are reviewed under the general supervision of the Board of Directors. For further information regarding the methods employed in valuing the Fund's investments, see "Determination of Net Asset Value" in the Fund's Statement of Additional Information.

Federal regulations require that an investor provide a certified Tax Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject the investor to a $50 penalty imposed by the Internal Revenue Service ("IRS").

TERMS OF PURCHASE

ALL FUNDS, EXCEPT THE MONEY MARKET FUNDS--Fund shares are sold on a continuous basis at the public offering price (i.e., net asset value plus the applicable sales load, if any, set forth below) per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Orders for the purchase of Class A or Class B Shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Transfer Agent by the close of its business day (normally 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Transfer Agent before the close of its business day.

MONEY MARKET FUNDS ONLY--Fund shares of each Money Market Fund are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Transfer Agent. If you do not remit Federal Funds, your payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire or within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, your money will not be invested.

If your purchase order for shares of a Money Market Fund is received by the Transfer Agent by 2:00 p.m., Eastern time, on a business day, shares will be purchased as of 2:00 p.m., Eastern time, on such business day if payment is received in, or is converted into, Federal Funds by 4:00 p.m., Eastern time, by the Transfer Agent on that day. If your purchase order is received after 2:00 p.m., Eastern time, or if payment in Federal Funds is not received by 4:00 p.m., Eastern time, shares will be purchased as of 2:00 p.m., Eastern time, on the business day on which Federal Funds are available. If you request transactions through the Adviser, its affiliates or a Service Organization or Institution, it is such entity's responsibility to transmit orders so that they will be received by the Transfer Agent in time to receive the next determined net asset value as described above.

TELETRADE--CLASS A AND CLASS B SHARES ONLY--You may purchase Class A or Class B Shares (minimum purchase $500, maximum $50,000 per transaction) by telephone for an existing Fund account if you have checked the appropriate box and supplied the necessary information on the Account Application. The proceeds will be transferred between the bank account designated on the Account Application and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. TeleTrade purchases are effected at the net asset value (plus the applicable sales load) next determined after receipt of an order in proper form by the Transfer Agent. TeleTrade may not be available to certain clients of the Adviser, its affiliates and certain Service Organizations. The Company may modify or terminate TeleTrade at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. If you have selected TeleTrade, you may request such a purchase of shares by telephoning the Transfer Agent at 1-800-852-0045.

AUTOMATICALLY THROUGH "SWEEP" PROGRAMS--CLASS A AND CLASS B SHARES OF THE MONEY MARKET FUNDS ONLY--Certain investor accounts with the Adviser, its affiliates and certain Service Organizations may be eligible for an automatic investment privilege, commonly called a "sweep," under which amounts in excess of a certain minimum held in these accounts will be invested automatically in Class A Shares of either Money Market Fund or Class B Shares of the Prime Money Market Fund at predetermined intervals at the next determined net asset value. Investors desiring to use this privilege should consult such entity at which the investor maintains an account to determine if it is available and whether any conditions are imposed on its use. It is the responsibility of the financial institution holding the investor's funds to transmit such investor's order on a timely basis. The "sweep" program may be modified or terminated at any time by the Company.

PURCHASE PRICE

CLASS A SHARES--The public offering price of Class A Shares of the Fixed-Income Funds, Municipal Bond Funds and Current Income Fund is the net asset value per share of that Class, plus, except for shareholders who beneficially acquired Class A Shares of Government Income Fund, Limited Term U.S. Government Fund and Municipal Income Fund in connection with the reorganization of a corresponding DG Investor Series fund, a sales load as shown below:

                                                                   TOTAL SALES LOAD
                                                           --------------------------------
                                                              AS A % OF      AS A % OF NET     DEALERS' REALLOWANCE
AMOUNT OF TRANSACTION                                      OFFERING PRICE     ASSET VALUE    AS A % OF OFFERING PRICE
---------------------------------------------------------  ---------------  ---------------  -------------------------
Less than $50,000........................................          3.00%            3.09%                 2.70%
$50,000 to less than $100,000............................          2.50%            2.56%                 2.25%
$100,000 to less than $250,000...........................          2.00%            2.04%                 1.80%
$250,000 to less than $500,000...........................          1.50%            1.52%                 1.35%
$500,000 to less than $1,000,000.........................          1.00%            1.01%                 0.90%
$1,000,000 or more.......................................             0%               0%                    0%

For shareholders who beneficially acquired Class A Shares of the Government Income Fund, Limited Term U.S. Government Fund and Municipal Income Fund in connection with the reorganization of a corresponding DG Investor Series fund, the public offering price of Class A Shares of such Funds (until May 1, 2000) is the net asset value per share of that Class, plus a sales load as shown below:

                                                                   TOTAL SALES LOAD
                                                           --------------------------------
                                                              AS A % OF      AS A % OF NET     DEALERS' REALLOWANCE
AMOUNT OF TRANSACTION                                      OFFERING PRICE     ASSET VALUE    AS A % OF OFFERING PRICE
---------------------------------------------------------  ---------------  ---------------  -------------------------
Less than $100,000.......................................          2.00%            2.04%                 1.80%
$100,000 to less than $250,000...........................          1.75%            1.78%                 1.58%
$250,000 to less than $500,000...........................          1.50%            1.52%                 1.35%
$500,000 to less than $1,000,000.........................          1.00%            1.01%                 0.90%
$1,000,000 or more.......................................             0%               0%                    0%

The public offering price of Class A Shares of the Equity Funds and Aggressive Growth Fund, Growth Fund, Growth & Income Fund and Moderate Growth & Income Fund is the net asset value per share of that Class, plus, except for shareholders who beneficially owned Class A Shares of Capital Growth Fund and Equity Income Fund on September 30, 1997 or acquired Class A Shares of Large-Cap Equity Fund, Small-Cap Opportunity Fund and International Equity Fund in connection with the reorganization of a corresponding DG Investor Series fund, a sales load as shown below:

                                                                   TOTAL SALES LOAD
                                                           --------------------------------
                                                              AS A % OF      AS A % OF NET   DEALERS' REALLOWANCE AS A
AMOUNT OF TRANSACTION                                      OFFERING PRICE     ASSET VALUE       % OF OFFERING PRICE
---------------------------------------------------------  ---------------  ---------------  -------------------------
Less than $50,000........................................          4.75%            4.99%                 4.28%
$50,000 to less than $100,000............................          4.00%            4.17%                 3.60%
$100,000 to less than $250,000...........................          3.25%            3.36%                 2.93%
$250,000 to less than $500,000...........................          2.50%            2.56%                 2.25%
$500,000 to less than $1,000,000.........................          1.75%            1.78%                 1.58%
$1,000,000 or more.......................................             0%               0%                    0%

For shareholders beneficially owning Class A Shares of the Capital Growth Fund and Equity Income Fund on September 30, 1997, the public offering price of Class A Shares of such Funds is the net asset value per share of that Class, plus a sales load as shown below:

                                                                   TOTAL SALES LOAD
                                                           --------------------------------
                                                              AS A % OF      AS A % OF NET     DEALERS' REALLOWANCE
AMOUNT OF TRANSACTION                                      OFFERING PRICE     ASSET VALUE      AS A % OFFERING PRICE
---------------------------------------------------------  ---------------  ---------------  -------------------------
Less than $100,000.......................................          3.00%            3.09%                 2.70%
$100,000 to less than $250,000...........................          2.50%            2.56%                 2.25%
$250,000 to less than $500,000...........................          2.00%            2.04%                 1.80%
$500,000 to less than $750,000...........................          1.50%            1.52%                 1.35%
$750,000 to less than $1,000,000.........................          1.00%            1.01%                 0.90%
$1,000,000 or more.......................................             0%               0%                    0%

For shareholders who beneficially acquired Class A Shares of the International Equity Fund in connection with the reorganization of a corresponding DG Investor Series fund, the public offering price for Class A Shares of such Fund (until May 1, 2000) is the net asset value per share of that Class. Until May 1, 2000, no initial sales charge is imposed at the time of purchase of Class A Shares of the International Equity Fund by such shareholders.

For shareholders who beneficially acquired Class A Shares of the Large-Cap Equity Fund and Small-Cap Opportunity Fund in connection with the reorganization of a corresponding DG Investor Series fund, the public offering price of Class A Shares of such Funds (until May 1, 2000) is the net asset value per share of that Class, plus a sales load as shown below:

                                                                   TOTAL SALES LOAD
                                                           --------------------------------
                                                              AS A % OF      AS A % OF NET     DEALERS' REALLOWANCE
AMOUNT OF TRANSACTION                                      OFFERING PRICE     ASSET VALUE    AS A % OF OFFERING PRICE
---------------------------------------------------------  ---------------  ---------------  -------------------------
Less than $100,000.......................................          3.50%            3.63%                 3.15%
$100,000 to less than $250,000...........................          3.00%            3.09%                 2.70%
$250,000 to less than $500,000...........................          2.50%            2.56%                 2.25%
$500,000 to less than $1,000,000.........................          1.00%            1.01%                 0.90%
$1,000,000 or more.......................................             0%               0%                    0%

Except for shareholders who beneficially acquired Class A Shares of a Fund in connection with the reorganization of a corresponding DG Investor Series fund, a CDSC of 1% will be assessed at the time of redemption of Class A Shares purchased on or after May 14, 1998 without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase. For shareholders who beneficially acquired Class A Shares of a Fund in connection with such reorganization, a CDSC of .50% will be assessed at the time of redemption of Class A Shares of such Funds, except the International Equity Fund, purchased without an initial sales charge as part of an investment of at least $1,000,000 (.25% will be assessed on purchases over $2,000,000) and redeemed within one year after purchase. BISYS may pay Service Organizations an amount up to 1% of the net asset value of Class A Shares purchased by their clients that are subject to a CDSC. The terms contained in the section of the Prospectus entitled "How to Redeem Shares--Contingent Deferred Sales Charge" (other than the amount of the CDSC and time periods) are applicable to the Class A Shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A Shares.

The dealer reallowance may be changed from time to time but will remain the same for all dealers. From time to time, BISYS may make or allow additional payments or promotional incentives in the form of cash or other compensation to dealers that sell Fund shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. Compensation may include payment for travel expenses, including lodging, to various locations for meetings or seminars of a business nature. Compensation also may include the following types of non-cash compensation offered through promotional contests: travel and lodging at vacation locations; tickets for entertainment events; and merchandise. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of Fund shares. None of the aforementioned compensation is paid for by the Company, any Fund or its shareholders.

NO SALES LOAD--CLASS A SHARES--Class A Shares will be offered at net asset value without a sales load to registered representatives of NASD member firms which have entered into an agreement with BISYS pertaining to the sale of Fund shares, full-time employees of the Adviser or BISYS, their spouses and minor children, current and retired directors of the Adviser or Deposit Guaranty National Bank or any of their affiliates, and accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary and has entered into an agreement with BISYS pertaining to the sale of Fund shares, provided that they have furnished BISYS appropriate notification of such status at the time of the investment and with such information as BISYS may request from time to time in order to verify eligibility for this privilege. This privilege also applies to the Company's Directors, fee-based financial planners and registered investment advisers not affiliated with or clearing purchases through full service broker/ dealers, investment advisers regulated by Federal or state governmental authority when such investment advisers purchase shares for their own accounts or for accounts for which they are authorized to make investment decisions (i.e., discretionary accounts), asset allocation programs offered by the Adviser for its clients, and corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh plans) sponsored by the Adviser, BISYS or their affiliates or subsidiaries or pursuant to a payroll deduction system which makes direct investments in a Fund by means of electronic data transmission in a form acceptable to the Fund. The sales load is not charged on shares acquired through the reinvestment of dividends or distributions or pursuant to the Directed Distribution Plan or Reinstatement Privilege, described below.

RIGHT OF ACCUMULATION--CLASS A SHARES--Reduced sales loads apply to any purchase of Class A Shares by you and any related "purchaser" as defined in the Statement of Additional Information, where the aggregate investment in Class A Shares among any of the Funds offered with a sales load, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A Shares of the Municipal Income Fund, with an aggregate current market value of $40,000 and subsequently purchase Class A Shares of the Municipal Income Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 2.50% of the offering price (2.56% of the net asset value). Class A Shares of the other Funds may be subject to different sales load schedules, as described above under "Purchase Price--Class A Shares." All present holdings of Class A Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. To qualify for reduced sales loads, at the time of a purchase an investor or his Service Organization must notify the Transfer Agent. The reduced sales load is subject to confirmation of an investor's holdings through a check of appropriate records.

CLASS B SHARES--The public offering price for Class B Shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B Shares as described under "How to Redeem Shares." BISYS compensates certain Service Organizations for selling Class B Shares at the time of purchase from BISYS' own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.

INSTITUTIONAL SHARES--The public offering price for Institutional Shares is the net asset value per share of that Class.

HOW TO REDEEM SHARES
---------------------------------------------------------

GENERAL

An investor who has purchased Class A or Class B Shares through an account with the Adviser, its affiliates or a Service Organization, or Institutional Shares through a Fiduciary Account, must redeem shares by following instructions pertaining to such account. With respect to Class A and Class B Shares, if such investor also is the shareholder of record of the account on the books of the Transfer Agent, the investor may redeem shares as described below under "Procedures." Such investors wishing to use the other redemption methods described below must arrange with the Adviser, its affiliates or the Service Organization for delivery of the required application(s), to the Transfer Agent. It is the responsibility of the Adviser, its affiliates, or the Service Organization, as the case may be, to transmit the redemption order to the Transfer Agent and credit the investor's account with the redemption proceeds on a timely basis. Other investors may redeem all or part of their Class A or Class B Shares in accordance with the procedures described below.

When a request is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund, the Fund will redeem the shares at the next determined net asset value as described below. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Organization. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. HOWEVER, IF YOU HAVE PURCHASED SHARES BY CHECK OR BY TELETRADE AND SUBSEQUENTLY SUBMIT A REDEMPTION REQUEST BY MAIL, THE REDEMPTION PROCEEDS WILL NOT BE TRANSMITTED TO YOU UNTIL BANK CLEARANCE OF THE CHECK OR TELETRADE PAYMENT USED FOR INVESTMENT WHICH MAY TAKE UP TO SEVEN BUSINESS DAYS. THE FUND WILL NOT TRANSMIT REDEMPTION PROCEEDS PURSUANT TO A REQUEST TO REDEEM SHARES BY WIRE FOR A PERIOD OF UP TO SEVEN BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK OR TELETRADE ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THIS PROCEDURE DOES NOT APPLY TO SHARES PURCHASED BY WIRE PAYMENT.

With respect to redemption requests for Institutional Shares of a Money Market Fund, if a request for redemption is received in proper form by the Transfer Agent prior to 2:00 p.m., Eastern time, on a business day, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be made in Federal Funds wired to the investor's account at his or her Institution on the same day. To allow the Adviser to most effectively manage each Money Market Fund, investors are urged to initiate redemptions of shares as early in the day as possible and to notify the Transfer Agent at least one day in advance of redemptions in excess of $1 million. The Company reserves the right to wire redemption proceeds up to seven days after receiving the redemption order if an earlier payment could adversely affect the Fund. In making redemption requests the names of the registered shareholders and their account numbers must be supplied.

The Company imposes no charges when shares are redeemed. Class B Shares and, in certain cases, Class A Shares, however, are subject to a CDSC. The Adviser, its affiliates, Service Organizations and Institutions may charge their clients a fee for effecting redemptions of Fund shares. The value of Fund shares redeemed may be more or less than their original cost, depending upon the Fund's then-current net asset value.

The Company reserves the right to redeem an investor's account at its option upon not less than 45 days' written notice if the net asset value of the investor's account is $500 or less, for reasons other than market conditions, and remains so during the notice period.

ACCOUNT REGISTRATION                                                                                                         [LOGO]
RETURN COMPLETED FORM TO:                                                                                                      ISG
ISG Funds                                                                                                                    ------
P.O. Box 182239                                                                                                               FUNDS
Columbus, Ohio 43218-2239                                                                                                    ------
FOR ASSISTANCE, CALL: 1-800-852-0045.

------------------------------------------------------------------------------------------------------------------------------------
SHARES OF THE ISG FUNDS:
-    Are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
-    Are not deposits or other obligations of, or guaranteed by, First American National Bank or Deposit Guaranty National Bank or
     any of their affiliates.
-    Are subject to investment risks, including possible loss of the principal amount invested.
------------------------------------------------------------------------------------------------------------------------------------
1    FUND SELECTION  THE MINIMUM INITIAL INVESTMENT IS $1000 PER FUND; THE MINIMUM ADDITIONAL INVESTMENT IS $100.
The payment method I have chosen is:
/ /  CHECK: MADE PAYABLE TO ISG FUNDS, IS ENCLOSED.    / / WIRE: I WILL CALL 1-800-852-0045 FOR INSTRUCTIONS.
/ /  BY EXCHANGE FROM ANOTHER ISG PORTFOLIO: ACCOUNT #_______________________________________________________

                                                                   A       B      INST
ISG FUNDS                                             AMOUNT     SHARES  SHARES  SHARES
Prime Money Market Fund (512, 712, 612)             $_________    / /     / /     / /
Treasury Money Market Fund (522, 622)               $_________    / /     N/A     / /
Income Fund (544, 744, 644)                         $_________    / /     / /     / /
Limited Term Income Fund (542, 742, 642)            $_________    / /     / /     / /
Government Income Fund (548, 748, 648)              $_________    / /     / /     / /
Municipal Income Fund (549, 749, 649)               $_________    / /     / /     / /
Equity Income Fund (545, 745, 645)                  $_________    / /     / /     / /
Limited Term U.S.Government Fund (546, 746, 646)    $_________    / /     / /     / /
Limited Term TN Tax Exempt Fund (547, 747, 647)     $_________    / /     / /     / /
Tennessee Tax-Exempt Fund (562, 762, 662)           $_________    / /     / /     / /
Capital Growth Fund (543, 743, 643)                 $_________    / /     / /     / /

                                                                   A       B      INST
                                                                 SHARES  SHARES  SHARES
International Equity Fund (550, 750, 650)           $_________    / /     / /     / /
Small-Cap Opportunity Fund (551, 751, 651)          $_________    / /     / /     / /
Large-Cap Equity Fund (552, 752, 652)               $_________    / /     / /     / /
Other                                               $_________    / /     / /     / /

                                                                   A       B      INST
STRATEGIC PORTFOLIOS                                  AMOUNT     SHARES  SHARES  SHARES
Aggressive Growth Portfolio (801, 821, 841)         $_________    / /     / /     / /
Growth Portfolio (802, 822, 842)                    $_________    / /     / /     / /
Growth & Income Portfolio (803, 823, 843)           $_________    / /     / /     / /
Moderate Growth & Income Portfolio (804, 824, 844)  $_________    / /     / /     / /
Current Income Portfolio (805, 825, 845)            $_________    / /     / /     / /

------------------------------------------------------------------------------------------------------------------------------------
2    ACCOUNT REGISTRATION  DIFFERENT FORMS ARE REQUIRED TO ESTABLISH AN INDIVIDUAL RETIREMENT ACCOUNT (IRA).
TYPE OF REGISTRATION (CHECK ONE)
                                                  / / Community Property   / / Nonprofit*      / / Charitable Organization*
/ / Individual                                    / / Tenants in Common    / / Corporation*    / / Custodian for Minor
/ / Joint Tenants with Right of Survivorship      / / Partnership*         / / Trust*          / / Other (Specify)*________________
*PLEASE ATTACH A COPY OF THE APPROPRIATE BYLAWS, RESOLUTIONS OR TRUST DOCUMENTS ESTABLISHING AUTHORITY TO OPEN THIS ACCOUNT. IF ANY
SUCH AGREEMENTS OR RESOLUTIONS ARE NOT IN EXISTENCE, PLEASE COMPLETE SECTION 9.

----------------------------------------------------------------------     ---------------------    ------------------------------
INDIVIDUAL (First Name/Initial/Last Name)                                      Date of Birth             Social Security Number


----------------------------------------------------------------------     ---------------------    ------------------------------
JOINT OWNER--IF ANY (First Name/Initial/Last Name)                             Date of Birth             Social Security Number


----------------------------------------------------------------------
NAME OF CUSTODIAN (only one) as custodian for


----------------------------------------------------------------------     ---------------------    ------------------------------
NAME OF MINOR (ONLY ONE)                                Minor's State      Minor's Date of Birth    Minor's Social Security Number
                                                         of Residence


----------------------------------------------------------------------     ---------------------    ------------------------------
NAME OF ORGANIZATION/TRUST/PLAN                                                Date of Trust                 Tax ID Number


----------------------------------------------------------------------
Name of Trustee


----------------------------------------------------------------------------------------------------------------------------------
Address Number and Street                               Apt. #             City                      State             Zip

(       )                                                                  (       )
----------------------------------------------------------------------------------------------------------------------------------
Daytime Telephone Number                                                   Evening Telephone Number

CITIZENSHIP    / / U.S. Citizen    / / Non-Resident Alien (Attach a W-8 form. Dividends are subject        / / Resident Alien
                                       to tax withholding.)
EMPLOYMENT REQUIRED BY NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.


----------------------------------------------------------------------------------------------------------------------------------
Employer's Name                                                            Occupation


----------------------------------------------------------------------------------------------------------------------------------
Employer's Address                                                         City                      State             Zip
Are you or an immediate family member affiliated with or working for a member firm of a stock exchange or the National Association of Securities Dealers, Inc.?
  / / No   / / Yes                      Name of institution                                   PLEASE COMPLETE SECTION 6D.
                                                           ------------------------------
EMPLOYMENT FOR JOINT ACCOUNT OWNER  REQUIRED BY NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.


----------------------------------------------------------------------------------------------------------------------------------
Employer's Name                                                            Occupation


----------------------------------------------------------------------------------------------------------------------------------
Employer's Address                                                         City                      State             Zip
Are you or an immediate family member affiliated with or working for a member firm of a stock exchange or the National Association of Securities Dealers, Inc.?
  / / No   / / Yes                      Name of institution                                   PLEASE COMPLETE SECTION 5E.
                                                           ------------------------------

3    DISTRIBUTION SELECTION  YOUR DIVIDENDS AND CAPITAL GAINS WILL BE AUTOMATICALLY REINVESTED INTO YOUR ACCOUNT UNLESS YOU
     INDICATE OTHERWISE.

I would like my:
/ / Dividends and capital gains reinvested for fund(s)______________________________
/ / Dividends paid by check and capital gains reinvested for fund(s)______________________________
/ / Dividends and capital gains sent to me by check to the address indicated in Section 2 for fund(s)______________________________
/ / Dividends and capital gains automatically deposited to my bank account as indicated in Section 4 for fund(s)___________________
/ / Dividends and capital gains reinvested in another established ISG Fund (minimum balance of $500 required)______________________

From                                                                       to
    -------------------------------------  -------------------------------   ------------------------------  ----------------------
                    (Fund)                          Account Number                         (Fund)                 Account Number
From                                                                       to
    -------------------------------------  -------------------------------   ------------------------------  ----------------------
                    (Fund)                          Account Number                         (Fund)                 Account Number

------------------------------------------------------------------------------------------------------------------------------------
4    ELECTRONIC FUNDS TRANSFER INSTRUCTIONS

FOR YOUR CONVENIENCE, YOU MAY AUTHORIZE THE ISG FUNDS TO TRANSFER MONEY BETWEEN YOUR BANK ACCOUNT AND YOUR ISG ACCOUNT.
I have attached a voided check or deposit slip for this   / / checking   / / savings*   / / money market* account


----------------------------------------------------------------------------------------------------------------------------------
Bank Name                                                                  Branch Office          Bank Telephone Number


----------------------------------------------------------------------------------------------------------------------------------
Account Number           Bank Routing Number or ABA Number (IF UNKNOWN, CALL YOUR BANK)


----------------------------------------------------------------------------------------------------------------------------------
Name(s) on Bank Account (MUST BE THE SAME AS THE ISG ACCOUNT)


----------------------------------------------------------------------------------------------------------------------------------
Bank Address (do not use P.O. Box)                                         City                      State             Zip


----------------------------------------------------------------------------------------------------------------------------------
Signature of Co-Owner of Bank Account
*DEBITS TO THIS ACCOUNT COUNT TOWARD THE MAXIMUM NUMBER OF WITHDRAWALS ALLOWED BY REGULATIONS FOR THIS TYPE OF ACCOUNT. PLEASE CHECK
WITH YOUR BANK TO ENSURE THAT THEY ACCEPT "ACH TRANSACTIONS" FOR THE ACCOUNT YOU ARE USING.
------------------------------------------------------------------------------------------------------------------------------------
5    ACCOUNT OPTIONS
A.   AUTOMATIC INVESTMENT PLAN MINIMUM $100 FOR PURCHASES AND $50 FOR REDEMPTIONS PER FUND; PLEASE SEE PROSPECTUS FOR DETAILS.
/ /  AUTOMATIC INVESTMENT PLAN. I would like the plan to begin the month of __________________ 19 _____. Please have the amount(s)
     indicated below withdrawn from my bank account noted in Section 4 and invested in the fund(s) listed below.
     Fund _____________________________  Amount $ _________________  Fund _____________________________  Amount $ _________________
     / / Each month on the 1st           / / Each month on the 15th  / / Each month on the 1st           / / Each month on the 15th
     / / Each month on the 1st and 15th                              / / Each month on the 1st and 15th

/ /  AUTOMATIC WITHDRAWAL PLAN. I would like the plan to begin the month of __________________ 19 _____. Please have the amount(s)
     indicated below:
     / / deposited into my bank account noted in Section 4. o mailed to me by check at the address indicated in Section 2.
     Fund __________________ Amount $ _________________________  Fund __________________ Amount $ _________________________
     / / On the 1st          / / Monthly    / / Semi-Annually    / / On the 1st          / / Monthly    / / Semi-Annually
     / / On the 15th         / / Quarterly  / / Annually         / / On the 15th         / / Quarterly  / / Annually

B.   RIGHTS OF ACCUMULATION  PLEASE SEE PROSPECTUS FOR DETAILS.
/ /  My combined holdings in the ISG Funds (except the money market funds) may entitle me to a reduced sales charge. Applicable shareholder account numbers are
     Fund _____________________________   Fund _____________________________   Fund _____________________________
     Account # ________________________   Account # ________________________   Account # ________________________

C.   LETTER OF INTENT  YOU MAY QUALIFY FOR REDUCED SALES CHARGES IF YOU PLAN TO MAKE ADDITIONAL INVESTMENTS WITHIN A 13-MONTH
     PERIOD.  PLEASE SEE THE PROSPECTUS FOR QUALIFICATIONS.
/ /  I agree to the terms of the Letter of Intent set forth in the prospectus. Although I am not obligated to do so, it is my intention to invest over a 13-month period in shares of shares of one or more of the above Funds (except the money market funds) an aggregate amount at least equal to that which is checked below.
          / / $50,000    / / $100,000   / / $250,000   / / $500,000   / / $1,000,000
D.   SALES CHARGE WAIVER  PLEASE SEE CURRENT PROSPECTUS FOR ELIGIBILITY.   Investor Category ______________________________________
E.   DUPLICATE STATEMENTS & CONFIRMATIONS OPTIONAL, AT YOUR DISCRETION
     PLEASE SEND DUPLICATE STATEMENTS AND CONFIRMATIONS TO:


-----------------------------------------------------------------------------------------------------------------------------------
Name                                                                       Company


-----------------------------------------------------------------------------------------------------------------------------------
Address                                                                    City                      State             Zip

F.   CHECK REDEMPTION SERVICE  (PRIME MONEY MARKET FUND CLASS A ONLY) A FREE SUPPLY OF CHECKS WILL BE MAILED TO YOU. MINIMUM CHECK
     REDEMPTION AMOUNT OF $500.
/ /  Yes, I want to be able to write Fund checks for $500 or more.


X                                                                          X
-------------------------------------------------------------------------  --------------------------------------------------------
Signature of owner required                                                Signature of co-owner (if applicable) required

6    AUTO EXCHANGE  FOR PRIME MONEY MARKET CLASS B SHARES TO ANOTHER CLASS B SHARES FUND.
You may make regular, automatic exchanges from Prime Money Market Fund Class B shares into another Class B shares Fund.

Please select how often you would like to have the amount(s) shown below withdrawn from your Prime Money Market Fund and invested into the selected Fund(s).
 / / Once each month on the 1st     / / Once each quarter on the 1st beginning in _____________________________ (Jan./Apr/Jul/Oct).
 / / Once each month on the 15th    / / Once each quarter on the 15th beginning in ____________________________ (Jan./Apr/Jul/Oct).

FROM: Fund Name______________________  Account Number (or New)______________________________  Amount ($50.00 min.)_________________

TO:   Fund Name______________________  Account Number (or New)______________________________  Amount ($50.00 min.)_________________

Shareholders investing in the Prime Money Market Fund Class B Shares are requested to participate in the Auto Exchange feature so that the amount invested will be moved from the Prime Money Market Fund to the other selected Class B Share Fund over a two year period. Please enter the calculated amounts above.

BY MAKING THE ABOVE SELECTION, I AUTHORIZE THE FUND'S TRANSFER AGENT TO REDEEM FROM THE AFOREMENTIONED FUND AND PURCHASE THE FUND
CHOSEN ON THE FUND CHOSEN ON THE ABOVE STATED DATE(S). PLEASE ALLOW FIFTEEN BUSINESS DAYS AFTER WRITTEN RECEIPT OF THE REQUEST TO
ADD, CHANGE OR DISCONTINUE THE AUTO EXCHANGE FEATURE.

------------------------------------------------------------------------------------------------------------------------------------
7    TELEPHONE REDEMPTION AND EXCHANGE  IF LEFT BLANK, YOU WILL AUTOMATICALLY RECEIVE TELEPHONE PRIVILEGES.

I elect the telephone privileges as described in the prospectus.    / / Yes  / / No
------------------------------------------------------------------------------------------------------------------------------------
8    CUSTOMER AGREEMENT

To: BISYS Fund Services Limited Partnership, Distributor, and     designed to provide reasonable assurance that instructions by
BISYS Fund Services, Ohio, Inc., Transfer Agent.                  telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders
I (We) have full right, power, authority and legal capacity;      within 72 hours of the telephone transaction, verification of
and am (are) of legal age in my (our) state of residence to       account name and account number or tax identification number
purchase shares of the fund(s). I (we) affirm that I (we)         and sending redemption proceeds only to the address of record
have received and read the current prospectus(es) of the          or to a previously authorized bank account.
fund(s) selected and agree to be bound by its (their) terms.
                                                                  i. ARBITRATION.  THIS PARAGRAPH CONTAINS WHAT IS SOMETIMES
Any changes to sections 1, 2 or 4 must be made in writing to      REFERRED TO AS A PREDISPUTE ARBITRATION CLAUSE. IN THIS REGARD,
BISYS Fund Services Limited Partnership, accompanied by a         I AM AWARE OF THE FOLLOWING:
signature guarantee from an eligible guarantor institution as     (i) ARBITRATION IS FINAL AND BINDING ON THE PARTIES.
outlined in the funds' prospectuses.                              (ii) THE PARTIES ARE WAIVING THEIR RIGHT TO SEEK REMEDIES IN
                                                                  COURT, INCLUDING THE RIGHT TO JURY TRIAL.
Any changes to sections 3, 5, 6 or 9 must be made in writing      (iii) PRE-ARBITRATION DISCOVERY IS GENERALLY MORE LIMITED THAN
to BISYS Fund Services Limited Partnership but do not require     AND DIFFERENT FROM COURT PROCEEDINGS.
a signature guarantee. Please allow 15 business days after        (iv) THE ARBITRATORS' AWARD IS NOT REQUIRED TO INCLUDE FACTUAL
receipt of the request to add, change or discontinue the Auto     FINDINGS OR LEGAL REASONING AND ANY PARTY'S RIGHT TO APPEAL
Withdrawal feature.                                               OR TO SEEK MODIFICATION OF RULINGS BY THE ARBITRATORS IS
                                                                  STRICTLY LIMITED.
The meaning of words in this Agreement: The words "I," "me"       (v) THE PANEL OF ARBITRATORS WILL TYPICALLY INCLUDE A
and "my" refer to the person(s) who signed this Agreement.        MINORITY OF ARBITRATORS WHO WERE OR ARE AFFILIATED WITH THE
The words "you" and "your" refer to the Distributor and the       SECURITIES INDUSTRY.
Transfer Agent.                                                   (vi) ALL AGREEMENTS SHALL INCLUDE A STATEMENT THAT "NO PERSON
                                                                  SHALL BRING A PUTATIVE OR CERTIFIED CLASS ACTION TO
a. REPRESENTATIONS. I understand that you provide no              ARBITRATION, NOR SEEK TO ENFORCE ANY PREDISPUTE ARBITRATION
investment, tax or legal advice, and I have relied on my          AGREEMENT AGAINST ANY PERSON WHO HAS INITIATED IN COURT A
independent judgment with respect to the suitability or           PUTATIVE CLASS ACTION; OR WHO IS A MEMBER OF A PUTATIVE CLASS
potential value of any security or order.                         WHO HAS NOT OPTED OUT OF THE CLASS WITH RESPECT TO ANY CLAIMS
                                                                  ENCOMPASSED BY THE PUTATIVE CLASS ACTION UNTIL: (i) THE CLASS
b. FORCE MAJEURE. You shall not be liable for loss or delay       CERTIFICATION IS DENIED, OR (ii) THE CLASS IS DECERTIFIED,
caused directly or indirectly by war, natural disaster,           OR (iii) THE PERSON AGAINST WHOM THE ARBITRATION AGREEMENT
government restrictions, exchange or market rulings or other      WOULD BE ENFORCED IS EXCLUDED FROM THE CLASS BY THE COURT.
conditions beyond the control of the Distributor and Transfer     SUCH FORBEARANCE TO ENFORCE AN AGREEMENT TO ARBITRATE SHALL
Agent.                                                            NOT CONSTITUTE A WAIVER OF ANY RIGHTS UNDER THIS AGREEMENT
                                                                  EXCEPT TO THE EXTENT STATED HEREIN." IT IS AGREED THAT ANY
c. RECORDING CONVERSATIONS. I understand and agree that, for      CONTROVERSY BETWEEN ME AND THE FUND COMPANY AND/OR ANY OF
our mutual protection, telephone conversations may be             ITS SERVICE PROVIDERS (INCLUDING THE INVESTMENT ADVISER)
recorded without further notice.                                  ARISING OUT OF THIS AGREEMENT OR MY BUSINESS WITH YOU, SHALL
                                                                  BE SETTLED BY ARBITRATION CONDUCTED IN ACCORDANCE WITH THE
d. APPLICABLE LAWS AND REGULATIONS. All transactions shall be     RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.
subject to rules, regulations, customs and usages of the          OR THE AMERICAN ARBITRATION ASSOCIATION, AS I MAY ELECT.
exchange, market or clearinghouse where executed, all             FAILURE TO NOTIFY YOU OF SUCH ELECTION IN WRITING WITHIN
applicable federal and state laws and regulations, and the        FIVE (5) DAYS AFTER RECEIPT FROM YOU OF A REQUEST FOR
policies and procedures as determined by the ISG Funds (the       ARBITRATION SHALL BE DEEMED TO BE AUTHORIZATION TO MAKE SUCH
"Fund") set forth in the funds' then-current prospectuses.        ELECTION ON MY BEHALF. JUDGMENT UPON THE AWARD OF THE
                                                                  ARBITRATORS MAY BE ENTERED BY ANY COURT HAVING JURISDICTION.
e. GOVERNING LAWS. The Agreement shall be governed by the
laws of the State of Ohio as applicable.                          j. INDEMNIFICATION. As additional consideration for the
                                                                  services of the Distributor, the Transfer Agent and the Fund,
f. RELIANCE ON REPRESENTATIONS. I understand that the             with regard to this Account, I agree to indemnify and hold
Distributor and Transfer Agent shall rely on the information      the Distributor, Transfer Agent and the Fund, its officers,
which I have set forth in this Agreement. I agree that all        directors, employees and agents harmless from and against any
changes to this information shall be promptly provided to the     and all losses, liabilities, demands, claims, actions,
Distributor and Transfer Agent in writing. The Distributor        expenses and attorney's fees arising out of or in connection
and Transfer Agent are entitled to rely on this information       with this Agreement, which are not caused by their negligence
until I change it by subsequent written notice.                   or willful misconduct of the Distributor, Transfer Agent or the Fund. The provisions of this Section shall survive
g. DELIVERY AND RECEIPT. Any orders for transactions in the       termination of this Agreement; the provisions of this Section
funds under this Agreement will NOT be effective until            shall be binding on my successors and assigns.
received and approved by the Distributor and the Transfer
Agent at their offices in Columbus, Ohio. The Distributor and     k. I understand that, if disbursements out of this account
Transfer Agent shall not be responsible for any losses or         are to anyone other than the applicant or the applicant's
lost profit opportunity I may experience due to any delays in     joint tenant, a signature guarantee will be required.
the execution of purchase and redemption orders as a result
of delayed receipt of such orders.                                l. With respect to Section 5A, Iunderstand that if the 1st or
                                                                  15th should fall on a nonbusiness day, the transaction will
h. INSTRUCTIONS. Neither the Distributor, the Transfer Agent,     be effective on the next business day.
nor the Fund Company shall be liable for any loss, damages,
expense or cost arising out of any telephone redemption           m. I UNDERSTAND THAT MUTUAL FUND SHARES ARE NOT DEPOSITS OF
effected in accordance with the Fund's telephone redemption       ANY BANK, ARE NOT INSURED BY THE FDIC, ARE NOT OBLIGATIONS OF
procedures, upon instructions reasonably believed to be           ANY BANK OR THE U.S.. GOVERNMENT AND ARE NOT ENDORSED OR
genuine. The Fund and its agents will employ procedures           GUARANTEED IN ANY WAY BY ANY BANK.

9    YOUR SIGNATURE  ALL REGISTERED SHAREHOLDERS MUST SIGN.

I HAVE RECEIVED AND READ THE CURRENT PROSPECTUS(ES) OF THE FUND(S) SELECTED AND THIS ACCOUNT REGISTRATION FORM AND AGREE TO BE
BOUND BY THEIR TERMS.
By signing below, I certify under the penalty of perjury that (check the appropriate box):
     / / The number I have provided is the correct taxpayer identification number for this account, and I AM NOT subject to backup withholding because (a) I am exempt from backup withholding (and if I am a non-resident alien, I have provided you with a complete W-8 form), or (b)
         I have not been notified by the Internal Revenue Service that I am subject to backup withholding as a result of a failure to report interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     / / The number I have provided is my correct taxpayer identification number and I AM subject to backup withholding.

BY SIGNING BELOW, I REPRESENT THAT I HAVE READ THE TERMS AND CONDITIONS GOVERNING THIS ACCOUNT AND AGREE TO BE BOUND BY SUCH TERMS
AND CONDITIONS AS ARE CURRENTLY IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, AND I ACKNOWLEDGE THAT I HAVE READ AND
UNDERSTAND THE DISCLOSURE WITH RESPECT TO NON-DEPOSIT INVESTMENT PRODUCTS IN SECTION 7 OF THIS AGREEMENT.

X                                                                          X
-------------------------------------------------------------------------  --------------------------------------------------------
Signature                                                   Date           Signature (Joint Owner - if any)             Date

X                                                                          X
-------------------------------------------------------------------------  --------------------------------------------------------
Signature (Joint Owner - if any)                            Date           Signature (Joint Owner - if any)             Date

------------------------------------------------------------------------------------------------------------------------------------

10   CORPORATE RESOLUTION

THIS SECTION IS TO BE COMPLETED BY ORGANIZATIONS. IN SOME CIRCUMSTANCES, ADDITIONAL DOCUMENTATION IS REQUIRED. PLEASE CALL
1-800-852-0045 TO INQUIRE. ALSO, PLEASE BE SURE TO FILL OUT THE APPROPRIATE RESOLUTION FULLY, AS INCOMPLETE DOCUMENTATION WILL
CAUSE DELAYS IN INVESTING AND REDEEMING.


---------------------------------------------------------------    ---------------------------------------------------------------
Name of Organization                                               Name (Please print)                               Title


---------------------------------------------------------------    ---------------------------------------------------------------
Address                                                            Signature


---------------------------------------------------------------    ---------------------------------------------------------------
City                State                  Zip                     Name (Please print)                               Title


---------------------------------------------------------------    ---------------------------------------------------------------
Telephone                                                          Signature

I,______________________________ of ___________________________
certify that the following is a true copy of a resolution now      ---------------------------------------------------------------
in full force and effect, duly adopted by the Board of             Name (Please print)                               Title
Trustees or by those with authority to act on behalf of said
Organization on __________________________ 19____: Resolved,
that any / / one  / / two  / / three  / / four of the persons      ---------------------------------------------------------------
whose names and signatures appear below are hereby authorized      Signature
and directed to execute and deliver any written instruments
including, without limitation, the Customer Agreement, which       Be it further resolved, that the parties named above are
is attached hereto and made a part hereof by this reference        hereby authorized and directed to sign such documents, make
necessary to establish and maintain accounts with any fund         such filings, and to take such further actions as may be
within the ISG Funds, to effect purchases and redemptions of       necessary or desirable to implement this resolution.
such shares.
                                                                   X
---------------------------------------------------------------    ---------------------------------------------------------------
Name (Please print)                               Title            Signature of certifying person or officer         Date

                                                                   (Other than those listed above) All persons authorized to act
---------------------------------------------------------------    on the account must also sign under Section 8 of this
Signature                                                          application.

IN ORDER FOR THE CORPORATE RESOLUTION TO BE EFFECTIVE, PLEASE MAKE SURE TO HAVE THE SIGNATURE OF TWO AUTHORIZED TRADERS FOR THIS
ACCOUNT ON THE SPACE PROVIDED ABOVE. PLEASE NOTE THAT THE PERSON SIGNING THE CORPORATE RESOLUTION CANNOT BE ONE OF THE AUTHORIZED
TRADERS INDICATED ON THE ACCOUNT.

------------------------------------------------------------------------------------------------------------------------------------
BANK, BROKER/DEALER USE ONLY
Investment Rep______________________________      SS #_________________________________     Rep #________________________________
Broker/Dealer #_____________________________      Office Name__________________________     Office #_____________________________
Telephone (    )____________________________      Signature____________________________     Date_________________________________
Referred by_________________________________      Office Name__________________________     Office #_____________________________
Principal___________________________________      Signature____________________________     Date_________________________________
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OFFICE USE ONLY
Dealer #                             Rep #                                                    Lead Source
         --- --- --- ---                  --- --- ---                                                    --- ---
Wholesaler #                         Referring Employee                                       Fund Source
             --- --- ---                               --- --- --- --- --- --- --- --- ---               ---
Office #                             Referring Branch                                         Campaign Code
         --- --- ---                                 --- --- --- --- --- --- ---                           --- ---

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      ISG-1000-12/98

CONTINGENT DEFERRED SALES CHARGE

CLASS B SHARES--A CDSC payable to BISYS, as the Funds' distributor, is imposed on any redemption of Class B Shares which reduces the current net asset value of the investor's Class B Shares to an amount which is lower than the dollar amount of all payments by the investor for the purchase of Class B Shares of the relevant Fund held by the investor at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B Shares redeemed does not exceed (i) the current net asset value of Class B Shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of the investor's Class B Shares above the dollar amount of all payments for the purchase of Class B Shares of the Fund held by the investor at the time of redemption.

If the aggregate value of the Class B Shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time the investor purchased the Class B Shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B Shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

The following table sets forth the rates of the CDSC for Class B Shares:

                                                                                         CDSC AS A % OF AMOUNT
YEAR SINCE PURCHASE PAYMENT WAS MADE                                                INVESTED OR REDEMPTION PROCEEDS
---------------------------------------------------------------------------------  ---------------------------------
First............................................................................                   4.00
Second...........................................................................                   3.00
Third............................................................................                   3.00
Fourth...........................................................................                   2.00
Fifth............................................................................                   2.00
Sixth............................................................................                   1.00
Seventh..........................................................................                   0.00

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. Therefore, it will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B Shares above the total amount of payments for the purchase of Class B Shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 5 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 3% (the applicable rate in the second year after purchase) for a total CDSC of $7.20.

BISYS compensates certain Service Organizations for selling Class B Shares at the time of purchase from BISYS' own assets. The proceeds of the CDSC and distribution fee, in part, are used to defray these expenses.

WAIVER OF CDSC--The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by participants in qualified or non-qualified employee benefit plans or other programs (such as 401(k), 403(b)(7), 457 and Keogh plans) sponsored by the Adviser, BISYS or their affiliates or subsidiaries or which make direct investments in the Fund by means of electronic data transmission, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described in the Funds' Prospectus. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Funds' Prospectus at the time of the purchase of such shares.

CONVERSION OF CLASS B SHARES--Approximately seven years after the date of purchase, Class B Shares automatically will convert to Class A Shares, based on the relative net asset values for shares of each such Class, and will no longer be subject to the distribution fee and shareholder services fee charged Class B Shares, but will be subject to the distribution fee charged Class A Shares. At that time, Class B Shares that have been acquired through the reinvestment of dividends and distributions ("Dividend Shares") will be converted in the proportion that a shareholder's Class B Shares (other than Dividend Shares) converting to Class A Shares bears to the total Class B Shares then held by the shareholder which were not acquired through the reinvestment of dividends and distributions.

PROCEDURES

WRITTEN ORDERS--Class A and Class B Shares--Written requests for redemption, indicating the name of the Fund and that Class A or Class B Shares are being redeemed, with signature appropriately guaranteed, if required, and otherwise in accordance with the requirements listed below, should be mailed to The ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686.

WIRE REDEMPTION PRIVILEGE--CLASS A AND CLASS B SHARES--After appropriate prior authorization, you may request by telephone or in writing that redemption proceeds be transmitted by the Transfer Agent via Federal Funds wire transfer to your bank account. Redemption requests must be in an amount of at least $1,000. The Company reserves the right to refuse any request for a wire transfer and may limit the amount involved or the number of telephone redemption requests. This Privilege may be modified or terminated at any time by the Transfer Agent or the Company.

TELETRADE--CLASS A AND CLASS B SHARES--You may redeem shares (minimum $500, maximum $50,000 per transaction) by telephone if you have checked the appropriate box and supplied the necessary information on the Fund's Account Application. The proceeds will be transferred between your Fund account and the bank account designated on the Account Application. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. The Company may modify or terminate TeleTrade at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. If you have selected TeleTrade, you may request such a redemption of shares by telephoning the Transfer Agent at 1-800-852-0045.

AUTOMATICALLY THROUGH "SWEEP" PROGRAMS--CLASS A AND CLASS B SHARES OF THE MONEY MARKET FUNDS ONLY--See page 30.

REDEMPTION REQUIREMENTS

Written redemption instructions, indicating the name of the Fund and that Class A or Class B Shares are being redeemed, must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. Except as noted below, all signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Signature-guarantees may not be provided by notaries public. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record; and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or wired to a financial institution account previously designated. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. You may obtain from the Company or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Funds' procedures.

You may redeem or exchange Fund shares by telephone if you have checked the appropriate box on the Fund's Account Application. By selecting a telephone redemption or exchange privilege, an investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor, or a representative of the investor's Service Organization or Institution, and reasonably believed by the Transfer Agent to be genuine. The Company will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

During times of drastic economic or market conditions, investors may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of Fund shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the investor's redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's net asset value may fluctuate.

SHAREHOLDER SERVICES AND PRIVILEGES
---------------------------------------------------------

The services and privileges described under this heading may not be available to certain clients of the Adviser, its affiliates, certain Service Organizations and Institutions, and the Adviser, its affiliates, some Service Organizations and Institutions may impose certain conditions on their clients which are different from those described in this Prospectus. Such investors should consult the Adviser, its affiliates, their Service Organization or Institution in this regard.

EXCHANGE PRIVILEGE

The Exchange Privilege enables you to purchase, in exchange for shares of a Fund, shares of the same Class of another Fund in the ISG Family of Funds, to the extent such shares are offered for sale in your state of residence. If you desire to use this Privilege, you should consult the Adviser, its affiliate or Institution where you maintain your account, your Service Organization or BISYS to determine if it is available and whether any conditions are imposed on its use.

To use the Exchange Privilege, you or your Service Organization or Institution acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone, or in accordance with the instructions pertaining to your account at the Adviser or its affiliates. If you previously established the Telephone Exchange Privilege, you may telephone exchange instructions by calling 1-800-852-0045.

See "How to Redeem Shares--Redemption Requirements." The shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the Fund into which the exchange is being made.

Shares will be exchanged at the next determined net asset value; however, a sales load, which may be waived or reduced as described below, may be charged with respect to exchanges of Class A Shares. No CDSC will be imposed on Class B Shares at the time of an exchange; however, shares acquired through an exchange will be subject to the CDSC applicable to the exchanged or acquired shares. The CDSC applicable on redemption of the acquired shares will be calculated from the date of the initial purchase of the Class B Shares exchanged. If you are exchanging Class A Shares into a Fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares you are exchanging were: (a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load, or (c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. No fees currently are charged shareholders directly in connection with exchanges although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

The exchange of shares of one Fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

AUTO-EXCHANGE PLAN--PRIME MONEY MARKET FUND ONLY

The Auto-Exchange Plan enables holders of Class B Shares of the Prime Money Market Fund to make regular monthly or quarterly exchanges into Class B Shares of another Fund. The Transfer Agent will exchange automatically Class B Shares of the Prime Money Market Fund in the amount specified (subject to applicable minimums) according to the schedule the investor has selected. Shares will be exchanged at the then-current net asset value. No CDSC will be imposed at the time of the exchange; however, the Class B Shares acquired through an exchange will be subject on redemption to the applicable CDSC, which will be calculated from the date of the initial purchase of the Class B Shares exchanged.

Shareholders investing directly in Class B Shares of the Prime Money Market Fund, as opposed to through an exchange, will be required to participate in the Auto-Exchange Plan and to establish the time and amount of their automatic exchanges such that all of the Class B Shares of the Prime Money Market Fund so purchased will have been exchanged for Class B Shares of the other Funds within two years of purchase.

To participate in the Auto-Exchange Plan, shareholders must complete the appropriate section of the Account Application. The Auto-Exchange Plan may be modified or canceled by the Company or BISYS at any time. You may modify your instructions or cancel your participation in the Auto-Exchange Plan at any time by mailing written notification to The ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan permits you to purchase Class A or Class B Shares (minimum initial investment of $1,000 and minimum subsequent investments of $100 per transaction) at regular intervals selected by you. Provided your bank or other financial institution allows automatic withdrawals, Class A or Class B Shares may be purchased by transferring funds from the bank account designated by you. At your option, the account designated will be debited in the specified amount, and Class A or Class B Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market. To establish an Automatic Investment Plan account, you must check the appropriate box and supply the necessary information on the Account Application. You may obtain the necessary applications from BISYS. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by mailing written notification to The ISG Funds, c/o BISYS Fund Services, Inc., Department L-1686, Columbus, Ohio 43260-1686, and such notification will be effective three business days following receipt. The Company may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.

DIRECTED DISTRIBUTION PLAN

The Directed Distribution Plan enables you to invest automatically dividends and capital gain distributions, if any, paid by a Fund in Class A or Class B Shares of another Fund of which you are a shareholder. Class A or Class B Shares of the other Fund will be purchased at the then-current net asset value. Minimum subsequent investments do not apply. Investors desiring to participate in the Directed Distribution Plan should check the appropriate box and supply the necessary information on the Account Application. The Plan is available only for existing accounts and may not be used to open new accounts. The Company may modify or terminate the Directed Distribution Plan at any time or charge a service fee. No such fee currently is contemplated.

AUTOMATIC WITHDRAWAL PLAN

The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50), with respect to Class A or Class B Shares, on either a monthly, quarterly, semi-annual or annual basis if you have a $5,000 minimum account. The automatic withdrawal will be made on the first or fifteenth day, at your option, of the period selected. To participate in the Automatic Withdrawal Plan, you must check the appropriate box and supply the necessary information on the Account Application. The Automatic Withdrawal Plan may be ended at any time by the investor, the Company or the Transfer Agent.

No CDSC with respect to Class B Shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 10% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B Shares under the Automatic Withdrawal Plan that exceed on an annual basis 10% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 10% of the initial account value. Purchases of additional Class A Shares where the sales load is imposed concurrently with withdrawals of Class A Shares generally are undesirable.

REINSTATEMENT PRIVILEGE

The Reinstatement Privilege enables investors who have redeemed Class A or Class B Shares to repurchase, within 90 days of such redemption, Class A or Class B Shares of a Fund in an amount not to exceed the redemption proceeds received at a purchase price equal to the then-current net asset value determined after a reinstatement request and payment are received by the Transfer Agent. This privilege also enables such investors to reinstate their account for the purpose of exercising the Exchange Privilege. Upon reinstatement for Class B Shares, the investor's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class B Shares reinvested. To use the Reinstatement Privilege, you must submit a written reinstatement request to the Transfer Agent. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. There currently are no restrictions on the number of times an investor may use this privilege.

LETTER OF INTENT

By signing a Letter of Intent form, available from BISYS or certain Service Organizations, you become eligible for the reduced sales load applicable to the total number of Class A Shares purchased in a 13-month period (beginning up to 90 days prior to the date of execution of the Letter of Intent) pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent.

The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if the investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Assuming completion of the total minimum investment specified under a Letter of Intent, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of the Letter of Intent. In addition, if the investor's purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect the investor's total purchase at the end of 13 months.

If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind the investor to purchase, or the Company to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A Shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.

DIVIDENDS, DISTRIBUTIONS AND TAXES
---------------------------------------------------------

INTERNATIONAL EQUITY FUND--Declares and pays dividends from net investment income and distributes any net capital gain annually.

LARGE-CAP EQUITY, CAPITAL GROWTH, SMALL-CAP OPPORTUNITY, AGGRESSIVE GROWTH, GROWTH, GROWTH & INCOME AND MODERATE GROWTH & INCOME FUNDS--Declare and pay dividends from net investment income quarterly and distribute any net capital gain annually.

EQUITY INCOME, MUNICIPAL INCOME, GOVERNMENT INCOME AND CURRENT INCOME FUNDS--Declare and pay dividends from net investment income monthly and distribute any net capital gain annually.

INCOME, LIMITED TERM INCOME, LIMITED TERM U.S. GOVERNMENT, TENNESSEE TAX EXEMPT, LIMITED TERM TENNESSEE TAX EXEMPT, PRIME MONEY MARKET AND TREASURY MONEY MARKET FUNDS--Declare dividends from net investment income on each business day. Dividends usually are paid on the last calendar day of each month. The earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Shares begin accruing income dividends on the day the purchase order is effective.

APPLICABLE TO ALL FUNDS (EXCEPT WHERE INDICATED)--Each Fund will make distributions from net realized securities gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the

1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional Fund shares of the same class from which they were paid at net asset value, unless payment in cash is requested. If all shares in an account are redeemed at any time, all dividends to which the shareholder is entitled will be paid along with the proceeds of the redemption. Dividends paid by each class of shares of a Fund will be calculated at the same time and in the same manner and will be of the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.

If you elect to receive distributions in cash and your distribution checks (1) are returned to the Fund marked "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in Fund shares at the net asset value determined as of the date of payment of the distribution. In addition, any such undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in Fund shares at the net asset value determined as of the date of cancellation.

The Company anticipates that individual shareholders will not be subject to Tennessee personal income tax on dividends paid by the Tennessee Tax Exempt Fund and Limited Term Tennessee Tax Exempt Fund to the extent such dividends are attributable to interest from securities of the U.S. Government or any of its agencies or instrumentalities or from bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission. To the extent that an investor is obligated to pay state or local taxes outside of the State of Tennessee, dividends earned by an investment in these Funds may represent taxable income. Dividends and distributions of the Municipal Bond Funds derived from taxable investments and from income or gain derived from securities transactions and from the use of the investment techniques described under "Appendix--Investment Techniques" will be subject to Federal income tax. Dividends paid by each other Fund derived from interest, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, generally are taxable to U.S. investors as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional Fund shares. Distributions from net realized long-term securities gains, if any, generally are taxable to U.S. investors as long-term capital gains for Federal income tax purposes, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional Fund shares. The Code provides that an individual generally will be taxed on his or her net capital gain at a maximum rate of 20% with respect to capital gains from securities held for more than 12 months. Dividends and distributions may be subject to state and local taxes.

Dividends and distributions attributable to interest from direct obligations of the United States and paid by a Fund to individuals currently are not subject to tax in most states. Dividends and distributions attributable to interest from other securities in which the Funds may invest may be subject to state tax. The Company will provide shareholders with a statement which sets forth the percentage of dividends and distributions paid by the Fund that is attributable to interest income from direct obligations of the United States.

Although all or a substantial portion of the dividends paid by the Municipal Bond Funds may be excluded by shareholders of such Funds from their gross income for Federal income tax purposes, the Municipal Bond Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, or (ii) a factor in determining the extent to which a shareholder's Social Security benefits are taxable. If a Municipal Bond Fund purchases such securities, the portion of dividends related thereto will not necessarily be tax exempt to an investor who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause an investor in such Fund to be subject to such taxes.

Dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefits of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund to a foreign investor, as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

The Code provides for the "carryover" of some or all of the sales load imposed on Class A Shares if an investor exchanges his or her Class A Shares for shares of another Fund within 91 days of purchase and such other Fund reduces or eliminates its otherwise applicable sales load charge for the purpose of the exchange. In this case, the amount of the sales load charged the investor for Class A Shares, up to the amount of the reduction of the sales load charged on the exchange, is not included in the basis of the investor's Class A Shares for purposes of computing gain or loss on the exchange, and instead is added to the basis of the shares received on the exchange.

Notice as to the tax status of your dividends and distributions will be mailed to you annually. You also will receive periodic summaries of your account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

Federal regulations generally require the Company to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Company to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

The Adviser believes that for the fiscal year ended December 31, 1997 each then operational Fund qualified as a "regulated investment company" under the Code. See "Financial Highlights." Each of these Funds intends to continue to so qualify if such qualification is in the best interests of its shareholders. The Adviser expects that each other Fund will qualify as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Qualification as a regulated investment company relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.

You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

FINANCIAL HIGHLIGHTS
---------------------------------------------------------

Contained below for each Fund, other than the Fund of Funds, is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. The information in the financial highlights has been audited (except where noted) by KPMG Peat Marwick LLP, the Funds' independent auditors. Further financial data, related notes and reports of independent auditors accompany the Fund's Statement of Additional Information, which is available upon request. No financial information is available for shares of Funds which had not been offered as of the date of the financials.

ISG CAPITAL GROWTH FUND
---------------------------------------------------------

                                                      INSTITUTIONAL
                                                          SHARES                     CLASS A SHARES
                                                    ------------------   ---------------------------------------
                                                       PERIOD ENDED                             PERIOD ENDED
                                                       DECEMBER 31,         YEAR ENDED          DECEMBER 31,
                                                         1997(*)         DECEMBER 31, 1997        1996(**)
                                                    ------------------   -----------------   -------------------
Net Asset Value, Beginning of Period..............       $  14.51             $ 11.32              $ 10.00
                                                         --------             -------              -------
Income from investment operations:
  Net investment income...........................           0.02                0.06                   --
  Net realized and unrealized gains on securities
    transactions..................................           0.10                3.40                 1.32
                                                         --------             -------              -------
  Net income from investment operations...........           0.12                3.46                 1.32
                                                         --------             -------              -------
Less distributions:
  Net investment income...........................          (0.02)              (0.06)                  --
  Net realized gains..............................          (1.92)              (1.92)                  --
                                                         --------             -------              -------
Net change in net asset value.....................          (1.82)               1.48                 1.32
                                                         --------             -------              -------
Net Asset Value, End of Period....................       $  12.69             $ 12.80              $ 11.32
                                                         --------             -------              -------
                                                         --------             -------              -------
Total Return (excluding sales charge).............           0.88%(a)           30.79%               13.20%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...............       $141,761             $   858              $49,008
  Ratio of expenses to average net assets.........           0.58%(b)            0.93%                1.20%(b)
  Ratio of net investment income to average net
    assets........................................           0.80%(b)            0.42%               (0.02)%(b)
  Ratio of expenses to average net assets(***)....           0.99%(b)            1.18%                1.39%(b)
  Ratio of net investment income to average net
    assets(***)...................................           0.39%(b)            0.17%               (0.21)%(b)
  Portfolio Turnover..............................            116%                116%                  69%
  Average commission rate paid(c).................       $ 0.0800             $0.0800              $0.0838

------------------------

(*) For the period from October 3, 1997 (commencement of initial offering) through December 31, 1997.

(**) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.

(***) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold for which commissions were charged.

ISG EQUITY INCOME FUND
---------------------------------------------------------

                                                                            INSTITUTIONAL
                                                                                SHARES          CLASS A SHARES
                                                                          ------------------  -------------------
                                                                             PERIOD ENDED        PERIOD ENDED
                                                                             DECEMBER 31,        DECEMBER 31,
                                                                               1997(*)             1997(**)
                                                                          ------------------  -------------------
Net Asset Value, Beginning of Period....................................      $    11.73           $   10.00
                                                                                 -------             -------
Income from investment operations:
  Net investment income.................................................            0.06                0.65
  Net realized and unrealized gains on securities transactions..........            0.44                1.71
                                                                                 -------             -------
Net income from investment operations...................................            0.50                2.36
                                                                                 -------             -------
Less distributions:
  Net investment income.................................................           (0.06)              (0.19)
  Net realized gains....................................................           (1.80)              (1.80)
                                                                                 -------             -------
Net change in net asset value...........................................           (1.36)              (0.37)
                                                                                 -------             -------
Net Asset Value, End of Period..........................................      $    10.37           $   10.37
                                                                                 -------             -------
                                                                                 -------             -------
Total Return (excluding sales charge)...................................            4.62%(a)           24.20%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's).....................................      $   67,949           $     388
  Ratio of expenses to average net assets...............................            0.68%(b)            1.06%(b)
  Ratio of net investment income to average net assets..................            2.15%(b)            2.11%(b)
  Ratio of expenses to average net assets(***)..........................            1.09%(b)            1.31%(b)
  Ratio of net investment income to average net assets(***).............            1.74%(b)            1.86%(b)
  Portfolio Turnover....................................................              86%                 86%
  Average commission rate paid(c).......................................      $   0.0934           $  0.0934

------------------------

(*) For the period from October 3, 1997 (commencement of initial offering) through December 31, 1997.

(**) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

(***) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged.

ISG INCOME PORTFOLIO
---------------------------------------------------------

                                                      INSTITUTIONAL
                                                          SHARES                     CLASS A SHARES
                                                    ------------------   ---------------------------------------
                                                       PERIOD ENDED                             PERIOD ENDED
                                                       DECEMBER 31,         YEAR ENDED          DECEMBER 31,
                                                         1997(*)         DECEMBER 31, 1997        1996(**)
                                                    ------------------   -----------------   -------------------
Net Asset Value, Beginning of Period..............       $  10.16             $ 10.00              $ 10.00
                                                          -------              ------              -------
Income from investment operations:
  Net investment income...........................           0.16                0.58                 0.40
  Net realized and unrealized gains on securities
    transactions..................................           0.09                0.26                   --
                                                          -------              ------              -------
  Net income from investment operations...........           0.25                0.84                 0.40
                                                          -------              ------              -------
Less distributions:
  Net investment income...........................          (0.16)              (0.59)               (0.40)
                                                          -------              ------              -------
Net change in net asset value.....................           0.09                0.25                 0.00
                                                          -------              ------              -------
Net Asset Value, End of Period....................       $  10.25             $ 10.25              $ 10.00
                                                          -------              ------              -------
                                                          -------              ------              -------
Total Return (excluding sales charge).............           2.45%(a)            8.66%                4.12%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...............       $ 71,991             $    95              $38,815
  Ratio of expenses to average net assets.........           0.60%(b)            0.87%                1.13%(b)
  Ratio of net investment income to average net
    assets........................................           6.28%(b)            5.74%                5.37%(b)
  Ratio of expenses to average net assets(***)....           0.92%(b)            1.12%                1.32%(b)
  Ratio of net investment income to average net
    assets(***)...................................           5.96%(b)            5.49%                5.18%(b)
  Portfolio Turnover..............................             56%                 56%                  65%

------------------------

(*) For the period from October 3, 1997 (commencement of initial offering) through December 31, 1997.

(**) For the period from April 1, 1996 (commencement of operations) through December 31, 1996.

(***) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

ISG LIMITED TERM INCOME FUND
---------------------------------------------------------

                                               INSTITUTIONAL
                                                  SHARES                               CLASS A SHARES
                                             -----------------  ------------------------------------------------------------
                                               PERIOD ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                               DECEMBER 31,      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                  1997(*)            1997            1996           1995         1994(**)
                                             -----------------  ---------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period.......      $   10.00         $    9.96       $   10.13      $    9.66      $   10.00
                                                   -------            ------     -------------  -------------  -------------
Income from investment operations:
  Net investment income....................           0.15              0.59            0.58           0.59           0.38
  Net realized and unrealized gains
    (losses) on securities transactions....          (0.01)             0.04           (0.16)          0.47          (0.34)
                                                   -------            ------     -------------  -------------  -------------
  Net income from investment operations....           0.14              0.63            0.42           1.06           0.04
                                                   -------            ------     -------------  -------------  -------------
Less distributions:
  Net investment income....................          (0.15)            (0.59)          (0.58)         (0.59)         (0.38)
  Net realized gains.......................          (0.01)            (0.01)          (0.01)            --             --
                                                   -------            ------     -------------  -------------  -------------
Net change in net asset value..............          (0.02)             0.03           (0.17)          0.47          (0.34)
                                                   -------            ------     -------------  -------------  -------------
Net Asset Value, End of Period.............      $    9.98         $    9.99       $    9.96      $   10.13      $    9.66
                                                   -------            ------     -------------  -------------  -------------
                                                   -------            ------     -------------  -------------  -------------
Total Return (excluding sales charge)......           1.36%(a)          6.47%           4.28%         11.20%          0.42%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's)........      $  84,886         $   5,894       $  98,197      $ 103,382      $  93,189
  Ratio of expenses to average net assets..           0.56%(b)          0.83%           0.83%          0.87%          0.83%(b)
  Ratio of net investment income to average
    net assets.............................           6.08%(b)          5.92%           5.84%          5.89%          5.27%(b)
  Ratio of expenses to average net
    assets(***)............................           0.87%(b)          1.09%           1.08%          1.12%          1.28%(b)
  Ratio of net investment income to average
    net assets(***)........................           5.77%(b)          5.66%           5.59%          5.64%          4.82%(b)
  Portfolio Turnover.......................             45%               45%             51%            28%             6%

--------------------------

(*) For the period from October 3, 1997 (commencement of initial offering) through December 31, 1997.

(**) For the period from March 28, 1994 (commencement of operations) through December 31, 1994.

(***) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

ISG LIMITED TERM
U.S. GOVERNMENT FUND
---------------------------------------------------------

                                                                CLASS A SHARES                  CLASS B SHARES
                                                    ---------------------------------------   ------------------
                                                    SIX MONTHS ENDED       PERIOD ENDED       PERIOD ENDED JUNE
                                                     JUNE 30, 1998     DECEMBER 31, 1997(*)      30, 1998(**)
                                                    ----------------   --------------------   ------------------
                                                      (UNAUDITED)                                (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 10.12              $ 10.00                $10.12
                                                        -------              -------                ------
Income from investment operations:
  Net investment income...........................         0.26                 0.42                  0.23
  Net realized and unrealized gains on securities
    transactions..................................         0.01                 0.12                  0.02
                                                        -------              -------                ------
  Net income from investment operations...........         0.27                 0.54                  0.25
                                                        -------              -------                ------
Less distributions:
  Net investment income...........................        (0.26)               (0.42)                (0.23)
                                                        -------              -------                ------
Net change in net asset value.....................         0.01                 0.12                  0.02
                                                        -------              -------                ------
Net Asset Value, End of Period....................      $ 10.13              $ 10.12                $10.14
                                                        -------              -------                ------
                                                        -------              -------                ------
Total Return (excluding sales charge).............         2.74%(a)             5.54%(a)              1.61%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...............      $20,050              $20,103                $  153
  Ratio of expenses to average net assets.........         1.02%(b)             1.00%(b)              1.93%(b)
  Ratio of net investment income to average net
    assets........................................         5.25%(b)             5.34%(b)              3.91%(b)
  Ratio of expenses to average net assets(***)....         1.55%(b)             1.62%(b)              2.95%(b)
  Ratio of net investment income to average net
    assets(***)...................................         4.72%(b)             4.72%(b)              2.89%(b)
  Portfolio Turnover(c)...........................           19%                  52%                   19%

------------------------

(*) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

(**) For the period from March 4, 1998 (commencement of initial offering) through June 30, 1998.

(***) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the portfolio as a whole, without distinguishing between the Classes of shares issued.

ISG TENNESSEE TAX EXEMPT FUND
---------------------------------------------------------

                                                    INSTITUTIONAL
                                                       SHARES                            CLASS A SHARES
                                                    -------------   ---------------------------------------------------------
                                                    PERIOD ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       1997(*)          1997           1996           1995         1994(**)
                                                    -------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period..............    $  10.05         $ 9.90        $ 10.19        $  9.40        $ 10.00
                                                    -------------      ------      ------------   ------------   ------------
Income from investment operations:
  Net investment income...........................        0.10           0.44           0.42           0.45           0.34
  Net realized and unrealized gains (losses) on
    securities transactions.......................        0.13           0.25          (0.29)          0.79          (0.60)
                                                    -------------      ------      ------------   ------------   ------------
  Net income from investment operations...........        0.23           0.69           0.13           1.24          (0.26)
                                                    -------------      ------      ------------   ------------   ------------
Less distributions:
  Net investment income...........................       (0.10)         (0.41)         (0.42)         (0.45)         (0.34)
                                                    -------------      ------      ------------   ------------   ------------
Net change in net asset value.....................        0.13           0.28          (0.29)          0.79          (0.60)
                                                    -------------      ------      ------------   ------------   ------------
Net Asset Value, End of Period....................    $  10.18         $10.18        $  9.90        $ 10.19        $  9.40
                                                    -------------      ------      ------------   ------------   ------------
                                                    -------------      ------      ------------   ------------   ------------
Total Return (excluding sales charge).............       .2.35%(a)       7.13%          1.39%         13.40%         (2.63)%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...............    $100,742         $1,669        $88,044        $94,143        $86,127
  Ratio of expenses to average net assets.........        0.56%(b)       0.84%          0.86%          0.87%          0.82%(b)
  Ratio of net investment income to average net
    assets........................................        4.22%(b)       4.13%          4.29%          4.52%          4.61%(b)
  Ratio of expenses to average net assets(***)....         .87%(b)       1.09%          1.11%          1.12%          1.18%(b)
  Ratio of net investment income to average net
    assets(***)...................................        3.91%(b)       3.88%          4.04%          4.27%          4.25%(b)
  Portfolio Turnover..............................         253%           253%           219%           188%          0.41%

------------------------

(*) For the period from October 3, 1997 (commencement of initial offering) through December 31, 1997.

(**) For the period from March 28, 1994 (commencement of operations) through December 31, 1994.

(***) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

ISG LIMITED TERM
TENNESSEE TAX EXEMPT FUND
---------------------------------------------------------

                                                                                                  CLASS A SHARES
                                                                                                ------------------
                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                                     1997(*)
                                                                                                ------------------
Net Asset Value, Beginning of Period..........................................................      $    10.00
                                                                                                       -------
Income from investment operations:
  Net investment income.......................................................................            0.29
  Net realized and unrealized gains on securities transactions................................            0.13
                                                                                                       -------
  Net income from investment operations.......................................................            0.42
                                                                                                       -------
Less distributions:
  Net investment income.......................................................................           (0.29)
                                                                                                       -------
Net change in net asset value.................................................................            0.13
                                                                                                       -------
Net Asset Value, End of Period................................................................      $    10.13
                                                                                                       -------
                                                                                                       -------
Total Return (excluding sales charge).........................................................            4.26%(a)
Ratios/Supplemental Data:
  Net assets, end of period (000's)...........................................................      $   22,893
  Ratio of expenses to average net assets.....................................................            0.98%(b)
  Ratio of net investment income to average net assets........................................            3.48%(b)
  Ratio of expenses to average net assets(**).................................................            1.52%(b)
  Ratio of net investment income to average net assets(**)....................................            2.94%(b)
  Portfolio Turnover..........................................................................             179%

------------------------

(*) For the period from February 28, 1997 (commencement of operations) through December 31, 1997.

(**) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

ISG TREASURY MONEY MARKET FUND
---------------------------------------------------------

                                                 INSTITUTIONAL SHARES
                                     ---------------------------------------------
                                      SIX MONTHS        YEAR ENDED    PERIOD ENDED
                                      ENDED JUNE       DECEMBER 31,   DECEMBER 31,
                                       30, 1998            1997         1996(*)
                                     -------------     ------------   ------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................     $  1.00          $   1.00       $   1.00
                                     -------------     ------------   ------------
Income from investment operations:
Net investment income..............       0.025             0.049          0.024
                                     -------------     ------------   ------------
Less distributions:
Net investment income..............      (0.025)           (0.049)        (0.024)
                                     -------------     ------------   ------------
Net Asset Value, End of Period.....     $  1.00          $   1.00       $   1.00
                                     -------------     ------------   ------------
                                     -------------     ------------   ------------
Total Return.......................        2.48%(a)          5.05%          2.43%(a)
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................     $85,625          $114,175       $109,698
Ratio of expenses to average net
  assets...........................        0.54%(b)          0.50%          0.52%(b)
Ratio of net investment income to
  average net assets...............        4.95%(b)          4.94%          4.78%(b)
Ratio of expenses to average net
  assets(***)......................        0.54%(b)(c)       0.50%(c)       0.52%(b)
Ratio of net investment income to
  average net assets(****).........        4.95%(b)(c)       4.94%(c)       4.78%(b)

                                                                    CLASS A SHARES
                                     ----------------------------------------------------------------------------
                                       SIX MONTHS        YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                     ENDED JUNE 30,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1998              1997           1996           1995         1994(**)
                                     --------------     ------------   ------------   ------------   ------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................     $   1.00          $  1.00        $  1.00        $   1.00       $   1.00
                                     --------------     ------------   ------------   ------------   ------------
Income from investment operations:
Net investment income..............        0.023            0.047          0.047           0.053          0.030
                                     --------------     ------------   ------------   ------------   ------------
Less distributions:
Net investment income..............       (0.023)          (0.047)        (0.047)         (0.053)        (0.030)
                                     --------------     ------------   ------------   ------------   ------------
Net Asset Value, End of Period.....     $   1.00          $  1.00        $  1.00        $   1.00       $   1.00
                                     --------------     ------------   ------------   ------------   ------------
                                     --------------     ------------   ------------   ------------   ------------
Total Return.......................         2.35%(a)         4.78%          4.78%           5.41%          3.01%(a)
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................     $ 85,829          $77,065        $78,308        $168,430       $139,715
Ratio of expenses to average net
  assets...........................         0.79%(b)         0.75%          0.56%           0.50%          0.54%(b)
Ratio of net investment income to
  average net assets...............         4.70%(b)         4.68%          4.72%           5.28%          4.02%(b)
Ratio of expenses to average net
  assets(***)......................         0.79%(b)(c)      0.75%(c)       0.74%           0.75%          0.83%(b)
Ratio of net investment income to
  average net assets(****).........         4.70%(b)(c)      4.68%(c)       4.54%           5.03%          3.73%(b)

------------------------------

(*) For the period from July 1, 1996 (commencement of initial offering) through December 31, 1996.

(**) For the period from March 29, 1994 (commencement of operations) through December 31, 1994.

(***) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) There were no fee waivers or expense reimbursements during this period.

ISG PRIME MONEY MARKET FUND
---------------------------------------------------------

                                                 INSTITUTIONAL SHARES
                                     ---------------------------------------------
                                      SIX MONTHS        YEAR ENDED    PERIOD ENDED
                                      ENDED JUNE       DECEMBER 31,   DECEMBER 31,
                                       30, 1998            1997         1996(*)
                                     -------------     ------------   ------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................     $  1.00          $  1.00        $  1.00
                                     -------------     ------------   ------------
Income from investment operations:
Net investment income..............       0.025            0.051          0.024
                                     -------------     ------------   ------------
Less distributions:
Net investment income..............      (0.025)          (0.051)        (0.024)
                                     -------------     ------------   ------------
Net Asset Value, End of Period.....     $  1.00          $  1.00        $  1.00
                                     -------------     ------------   ------------
                                     -------------     ------------   ------------
Total Return.......................        2.54%(a)         5.17%          2.46%(a)
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................     $55,716          $26,389        $48,101
Ratio of expenses to average net
  assets...........................        0.59%(b)         0.62%          0.65%(b)
Ratio of net investment income to
  average net assets...............        5.06%(b)         5.05%          4.86%(b)
Ratio of expenses to average net
  assets(***)......................        0.59%(b)(c)      0.62%(c)       0.65%(b)(c)
Ratio of net investment income to
  average net assets(***)..........        5.06%(b)(c)      5.05%(c)       4.86%(b)(c)

                                                                    CLASS A SHARES
                                     ----------------------------------------------------------------------------
                                       SIX MONTHS        YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                     ENDED JUNE 30,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                          1998              1997           1996           1995         1994(**)
                                     --------------     ------------   ------------   ------------   ------------
                                      (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................     $   1.00          $  1.00        $  1.00        $  1.00        $  1.00
                                     --------------     ------------   ------------   ------------   ------------
Income from investment operations:
Net investment income..............        0.024            0.048          0.048          0.054          0.031
                                     --------------     ------------   ------------   ------------   ------------
Less distributions:
Net investment income..............       (0.024)          (0.048)        (0.048)        (0.054)        (0.031)
                                     --------------     ------------   ------------   ------------   ------------
Net Asset Value, End of Period.....     $   1.00          $  1.00        $  1.00        $  1.00        $  1.00
                                     --------------     ------------   ------------   ------------   ------------
                                     --------------     ------------   ------------   ------------   ------------
Total Return.......................         2.41%(a)         4.90%          4.88%          5.51%          3.13%(a)
Ratios/Supplemental Data:
Net assets, end of period
  (000's)..........................     $107,989          $56,163        $22,836        $63,919        $82,351
Ratio of expenses to average net
  assets...........................         0.84%(b)         0.87%          0.68%          0.65%          0.63%(b)
Ratio of net investment income to
  average net assets...............         4.82%(b)         4.82%          4.83%          5.37%          4.00%(b)
Ratio of expenses to average net
  assets(***)......................         0.84%(b)(c)      0.87%(c)       0.86%          0.90%          0.93%(b)
Ratio of net investment income to
  average net assets(***)..........         4.82%(b)(c)      4.82%(c)       4.65%          5.12%          3.76%(b)

------------------------------

(*) For the period from July 1, 1996 (commencement of initial offering) through December 31, 1996.

(**) For the period from March 29, 1994 (commencement of operations) through December 31, 1994.

(***) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Not annualized.

(b) Annualized.

(c) There were no fee waivers or expense reimbursements during the period.

ISG LARGE-CAP EQUITY FUND(*)
---------------------------------------------------------

                                                                                 YEAR ENDED
                                                                              FEBRUARY 28 OR 29
                                                    ---------------------------------------------------------------------
                                                      1998        1997        1996        1995        1994       1993(a)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, Beginning of Period..............  $   16.68   $   14.49   $   11.41   $   10.87   $   10.54   $   10.00
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Net investment income.............................       0.11        0.14        0.16        0.16        0.14        0.12
Net realized and unrealized gain on investments
  and foreign currencies..........................       6.48        2.54        3.63        0.71        0.38        0.52
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Total from investment operations..................       6.59        2.68        3.79        0.87        0.52        0.64
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Distributions to shareholders from net investment
  income..........................................      (0.11)      (0.14)      (0.17)      (0.16)      (0.14)      (0.10)
Distributions to shareholders from net realized
  gain on investment transactions and foreign
  currencies......................................      (0.15)      (0.35)      (0.54)      (0.17)      (0.05)         --
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Total distributions...............................      (0.26)      (0.49)      (0.71)      (0.33)      (0.19)      (0.10)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period....................  $   23.01   $   16.68   $   14.49   $   11.41   $   10.87   $   10.54
                                                    ---------   ---------   ---------   ---------   ---------   ---------
                                                    ---------   ---------   ---------   ---------   ---------   ---------
Total Return(b)...................................      39.74%      18.79%      33.73%       8.23%       4.99%       6.40%
Ratios to average net assets:
  Expenses........................................       0.99%       0.92%       0.94%       0.95%       0.96%       0.51%(c)
  Net investment income...........................       0.54%       0.95%       1.24%       1.54%       1.38%       2.15%(c)
  Expense waiver(d)...............................         --          --          --          --        0.01%       0.53%(c)
  Net assets, end of period (000 omitted).........  $ 715,631   $ 490,392   $ 385,145   $ 259,998   $ 284,203   $ 181,239
  Portfolio turnover rate.........................          6%          7%         15%          1%          7%         28%
  Average commission paid(e)......................  $  0.0627   $  0.0761   $  0.0653          --          --          --

------------------------------

(*) On December 11, 1998, all of the assets and liabilities of DG Equity Fund, a series of DG Investor Series, were transferred to ISG Large-Cap Equity Fund in exchange for Institutional Shares and Class A Shares of ISG Large-Cap Equity Fund. The financial data provided for the Fund is for DG Equity Fund.

(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

ISG INTERNATIONAL EQUITY FUND(*)
---------------------------------------------------------

                                                                                                       YEAR ENDED
                                                                                                      FEBRUARY 28,
                                                                                                      ------------
                                                                                                        1998(a)
                                                                                                      ------------
Net Asset Value, Beginning of Period................................................................   $    10.00
                                                                                                      ------------
Net investment income (loss)........................................................................        (0.02)(b)
Net realized and unrealized gain on investments and foreign currencies..............................         0.49
                                                                                                      ------------
Total from investment operations....................................................................         0.47
Distributions to shareholders from net investment income............................................           --
Distributions to shareholders in excess of net investment loss......................................        (0.01)
Total distributions.................................................................................        (0.01)
                                                                                                      ------------
Net Asset Value, End of Period......................................................................   $    10.46
                                                                                                      ------------
                                                                                                      ------------
Total Return(c).....................................................................................         4.71%
Ratios to average net assets:
  Expenses..........................................................................................         1.77%(d)
  Net investment income/(loss)......................................................................        (0.48)%(d)
  Expense waiver(e).................................................................................         0.50%(e)
  Net assets, end of period (000 omitted)...........................................................   $   26,533
Portfolio turnover rate.............................................................................           21%
Average commission paid(f)..........................................................................   $   0.0273

------------------------

(*) On December 11, 1998, all of the assets and liabilities of DG International Equity Fund, a series of DG Investor Series, were transferred to ISG International Equity Fund in exchange for Institutional Shares and Class A Shares of ISG International Equity Fund. The financial data provided for the Fund is for DG International Equity Fund.

(a) Per share information presented is based upon the monthly average number of shares outstanding.

(b) Reflects operations for the period from August 15, 1997 (date of initial public investment) to February 28, 1998.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

ISG SMALL-CAP OPPORTUNITY FUND(*)
---------------------------------------------------------

                                                                                       YEAR ENDED
                                                                                   FEBRUARY 28 OR 29,
                                                                       ------------------------------------------
                                                                         1998        1997       1996     1995(a)
                                                                       ---------   --------   --------   --------
Net Asset Value, Beginning of Period.................................  $   13.53   $  12.79   $  11.15   $  10.00
                                                                       ---------   --------   --------   --------
Net investment income (loss).........................................      (0.05)     (0.03)        --       0.02
Net realized and unrealized gain/(loss) on investments...............       4.90       1.60       3.30       1.17
                                                                       ---------   --------   --------   --------
Total from investment operations.....................................       4.85       1.57       3.30       1.19
Distributions to shareholders from net investment income.............         --         --         --      (0.02)
Distributions to shareholders from net realized gain on investment
  transactions.......................................................      (2.54)     (0.83)     (1.66)     (0.02)
Total distributions..................................................      (2.54)     (0.83)     (1.66)     (0.04)
                                                                       ---------   --------   --------   --------
Net Asset Value, End of Period.......................................  $   15.84   $  13.53   $  12.79   $  11.15
                                                                       ---------   --------   --------   --------
                                                                       ---------   --------   --------   --------
Total Return(b)......................................................      37.81%     12.08%     31.42%     11.84%
Ratios to average net assets:
  Expenses...........................................................       1.20%      1.14%      1.17%      0.79%(c)
  Net investment income/(loss).......................................      (0.39)%    (0.24)%       --       0.06%(c)
  Expense waiver(d)..................................................       0.11%      0.16%      0.35%      1.34%(c)
  Net assets, end of period (000 omitted)............................  $ 122,872   $ 80,527   $ 53,477   $ 36,664
Portfolio turnover rate..............................................        180%       116%       154%        45%
Average commission paid(e)...........................................  $  0.0630   $ 0.0568   $ 0.0098         --

------------------------

(*) On December 11, 1998, all of the assets and liabilities of DG Opportunity Fund, a series of DG Investor Series, were transferred to ISG Small-Cap Opportunity Fund in exchange for Institutional Shares and Class A Shares of ISG Small-Cap Opportunity Fund. The financial data provided for the Fund is for DG Opportunity Fund.

(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to February 28, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

ISG GOVERNMENT INCOME FUND(*)
---------------------------------------------------------

                                                                        YEAR ENDED
                                                                    FEBRUARY 28 OR 29,
                                          -----------------------------------------------------------------------
                                            1998        1997        1996        1995        1994         1993(a)
                                          ---------   ---------   ---------   ---------   ---------     ---------
Net Asset Value, Beginning of Period....  $    9.69   $    9.87   $    9.47   $    9.90   $   10.25     $   10.00
                                          ---------   ---------   ---------   ---------   ---------     ---------
Net investment income (loss)............       0.55        0.57        0.58        0.54        0.55          0.37
Net realized and unrealized gain/(loss)
  on investments........................       0.38       (0.18)       0.41       (0.44)      (0.09)         0.25
                                          ---------   ---------   ---------   ---------   ---------     ---------
Total from investment operations........       0.93        0.39        0.99        0.10        0.46          0.62
Distributions to shareholders from net
  investment income.....................      (0.55)      (0.57)      (0.59)      (0.53)      (0.55)        (0.37)
Distributions to shareholders from net
  realized gain on investment
  transactions..........................         --          --          --          --       (0.25)           --
Distributions to shareholders in excess
  of net realized gain on investments...         --          --          --          --       (0.01)(e)        --
                                          ---------   ---------   ---------   ---------   ---------     ---------
Total distributions.....................      (0.55)      (0.57)      (0.59)      (0.53)      (0.81)        (0.37)
                                          ---------   ---------   ---------   ---------   ---------     ---------
Net Asset Value, End of Period..........  $   10.07   $    9.69   $    9.87   $    9.47   $    9.90     $   10.25
                                          ---------   ---------   ---------   ---------   ---------     ---------
                                          ---------   ---------   ---------   ---------   ---------     ---------
Total Return(b).........................       9.90%       4.07%      10.70%       1.20%       4.55%         6.40%
Ratios to average net assets:
  Expenses..............................       0.80%       0.70%       0.72%       0.68%       0.70%         0.50%(c)
  Net investment income.................       5.62%       5.82%       5.96%       5.79%       5.34%         6.45%(c)
  Expense waiver(d).....................       0.06%       0.10%       0.10%       0.15%       0.19%         0.41%(c)
  Net assets, end of period (000
    omitted)............................  $ 270,404   $ 249,618   $ 184,226   $ 168,313   $ 118,695     $ 111,435
Portfolio Turnover Rate.................         25%          7%         87%         31%         49%           78%

------------------------------
(*) On December 11, 1998, all of the assets and liabilities of DG Government Income Fund, a series of DG Investor Series, were transferred to ISG Government Income Fund in exchange for Institutional Shares and Class A Shares of ISG Government Income Fund. The financial data provided for the Fund is for DG Government Income Fund.

(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) This distribution does not represent a return of capital for Federal tax purposes.

ISG MUNICIPAL INCOME FUND(*)
---------------------------------------------------------

                                                                                 YEAR ENDED
                                                                             FEBRUARY 28 OR 29
                                                      ----------------------------------------------------------------
                                                        1998       1997       1996       1995       1994      1993(a)
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period................  $   10.59  $   10.66  $   10.15  $   10.57  $   10.51  $   10.00
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Net investment income...............................       0.47       0.49       0.49       0.49       0.48       0.07
Net realized and unrealized gain/(loss) on
  investments.......................................       0.32      (0.07)      0.50      (0.43)      0.08       0.49
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Total from investment operations....................       0.79       0.42       0.99       0.06       0.56       0.56
Distributions to shareholders from net investment
  income............................................      (0.47)     (0.48)     (0.48)     (0.48)     (0.49)     (0.05)
Distributions to shareholders from net realized gain
  on investment transactions........................      (0.02)     (0.01)        --         --      (0.01)        --
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Total distributions.................................      (0.49)     (0.49)     (0.48)     (0.48)     (0.50)     (0.05)
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period......................  $   10.89  $   10.59  $   10.66  $   10.15  $   10.57  $   10.51
                                                      ---------  ---------  ---------  ---------  ---------  ---------
                                                      ---------  ---------  ---------  ---------  ---------  ---------
Total Return(b).....................................       7.70%      4.12%      9.96%      0.81%      5.34%      5.65%
Ratios to average net assets:
  Expenses..........................................       0.76%      0.70%      0.70%      0.75%      0.74%      0.48%(c)
  Net investment income.............................       4.40%      4.69%      4.65%      4.93%      4.60%      4.11%(c)
  Expense waiver(d).................................       0.31%      0.46%      0.47%      0.41%      0.67%      1.02%(c)
  Net assets, end of period (000 omitted)...........  $  48,579  $  46,928  $  44,578  $  41,542  $  34,435  $  15,644
Portfolio Turnover Rate.............................          6%         9%        20%         9%         9%        93%

------------------------------
(*) On December 11, 1998, all of the assets and liabilities of DG Municipal Income Fund, a series of DG Investor Series, were transferred to ISG Municipal Income Fund in exchange for Institutional Shares and Class A Shares of ISG Municipal Income Fund. The financial data provided for the Fund is for DG Municipal Income Fund.

(a) Reflects operations for the period from December 29, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about performance for the operational Funds is contained in the Funds' annual reports, which may be obtained without charge by writing to the address or calling the number set forth on the cover page of this Prospectus.

PERFORMANCE INFORMATION
---------------------------------------------------------

LARGE-CAP EQUITY, CAPITAL GROWTH, SMALL-CAP OPPORTUNITY, INTERNATIONAL EQUITY, AGGRESSIVE GROWTH AND GROWTH FUNDS--For purposes of advertising, performance will be calculated on the bases of average annual total return and/or total return. Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of a Fund's performance will include the Fund's average annual total return for one, five and ten year periods, or for shorter time periods depending upon the length of time the Fund has operated.

Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value (or maximum offering price in the case of Class A Shares) per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return. Total return also may be calculated by using the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A Shares or without giving effect to any applicable CDSC at the end of the period for Class B Shares. Calculations based on the net asset value per share do not reflect the deduction of the applicable sales charge, which, if reflected, would reduce the performance quoted.

EQUITY INCOME, INCOME, GOVERNMENT INCOME, LIMITED TERM INCOME, LIMITED TERM U.S. GOVERNMENT, MUNICIPAL INCOME, TENNESSEE TAX EXEMPT, LIMITED TERM TENNESSEE TAX EXEMPT, GROWTH & INCOME, MODERATE GROWTH & INCOME AND CURRENT INCOME FUNDS--For purposes of advertising, performance will be calculated on several bases, including current yield, average annual total return and/or total return. Current yield refers to a Fund's annualized net investment income per share over a 30-day period, expressed as a percentage of the net asset value per share at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result for the first six months, provides an "annualized" yield for an entire one-year period.

The Municipal Bond Funds may advertise tax equivalent yield, which is calculated by determining the pre-tax yield which, after being taxed at a certain rate, would be equivalent to a stated current yield calculated as described above.

Average annual total return and total return will be calculated as described above.

PRIME MONEY MARKET AND TREASURY MONEY MARKET FUNDS--From time to time, each Money Market Fund will advertise its yield and effective yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield of the Fund refers to the income generated by an investment in such Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

APPLICABLE TO ALL FUNDS--Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. The fees payable by Class B Shares, absent fee waivers or expense reimbursement, are higher than those payable by Class A Shares and Institutional Shares. As a result, at any given time, the performance of Class B Shares should be expected to be lower than that of Class A Shares and the performance of Class A Shares and Class B Shares should be expected to be lower than that of Institutional Shares. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

Comparative performance information may be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., Bank Rate Monitor-TM-, IBC Money Fund Averages Report-TM-, Bond Buyer's 20-Bond Index, Moody's Bond Survey Bond Index, Lehman Brothers Aggregate Bond Index and components thereof, S&P 500 Index, the Dow Jones Industrial Average, CDA/Wiesenberger Investment Companies Service, Mutual Fund Values; Mutual Fund Forecaster, Mutual Fund Investing and other industry publications.

HISTORICAL PERFORMANCE INFORMATION--(Capital Growth, Equity Income, Income, Limited Term Tennessee Tax Exempt and Limited Term U.S. Government Funds only) The Capital Growth Fund and Income Fund commenced operations on April 1, 1996, and the Equity Income Fund, Limited Term Tennessee Tax Exempt Fund and Limited Term U.S. Government Fund commenced operations on February 28, 1997, through a transfer of assets from common trust funds managed by the Adviser, using materially equivalent investment objectives, policies, restrictions and methodologies as the corresponding Fund. Set forth below is historical performance information for each of these Funds which includes performance of the Fund's predecessor common trust fund for various periods ended December 31, 1997. At the time of transfer, the common trust fund performance was adjusted to reflect the maximum operating expenses of Class A Shares; with respect to Class B Shares and Institutional Shares, the performance information for the period prior to commencement of operations of each such Class presents the performance of Class A Shares adjusted to reflect the maximum applicable sales charges. The common trust funds did not charge any expenses. This performance information is not necessarily indicative of the future performance of a Fund. Because each Fund is actively managed, its investments will vary from time to time and will not be identical to the past portfolio investments of the predecessor. Moreover, the predecessor common trust funds were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act, which, if imposed, could have adversely affected the common trust funds' performance. Each Fund's performance will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                                                    -------------------------------
                                                                                     1 YEAR     5 YEARS   10 YEARS
                                                                                    ---------  ---------  ---------
Capital Growth Fund
  Maximum Offering Price
    (Class A Shares)..............................................................     24.62%     15.41%     13.43%
  Maximum CDSC Imposed
    (Class B Shares)..............................................................     26.68%     16.22%     13.88%
  Net Asset Value
    (Institutional Shares)........................................................     29.68%     16.33%     13.90%
Equity Income Fund
  Maximum Offering Price
    (Class A Shares)..............................................................     26.22%     14.36%     13.44%
  Maximum CDSC Imposed
    (Class B Shares)..............................................................     29.57%     15.36%     14.00%
  Net Asset Value
    (Institutional Shares)........................................................     32.60%     15.46%     14.00%
Income Fund
  Maximum Offering Price
    (Class A Shares)..............................................................      5.40%      5.69%      7.36%
  Maximum CDSC Imposed
    (Class B Shares)..............................................................      5.60%      6.17%      7.69%
  Net Asset Value
    (Institutional Shares)........................................................      8.60%      6.32%      7.69%
Limited Term Tennessee
  Tax Exempt Fund
  Maximum Offering Price
    (Class A Shares)..............................................................      2.22%      3.24%      4.73%
  Maximum CDSC Imposed
    (Class B Shares)..............................................................      2.42%      3.71%      5.05%
  Net Asset Value
    (Institutional Shares)........................................................        N/A        N/A        N/A
Limited Term U.S.
  Government Fund
  Maximum Offering Price
    (Class A Shares)..............................................................      2.97%      4.45%      6.50%
  Maximum CDSC Imposed
    (Class B Shares)..............................................................      3.18%      4.91%      6.83%
  Net Asset Value
    (Institutional Shares)........................................................        N/A        N/A        N/A

GENERAL INFORMATION
---------------------------------------------------------

The Company was incorporated under Maryland law on March 6, 1990, and commenced operations on August 28, 1990.

The Fund is authorized to issue 25 billion shares of Common Stock (with 1 billion 250 million shares allocated to the Prime Money Market Fund and 750 million shares allocated to each other Fund), par value $.001 per share. Each Fund's shares are classified into Class A Shares (250 million, 500 million in the case of each Money Market Fund), Class B Shares (250 million, except for Treasury Money Market Fund which does not offer Class B Shares) and Institutional Shares (250 million, 500 million in the case of each Money Market
Fund). Each share has one vote and shareholders will vote in the aggregate and not by Class except as otherwise required by law.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.

The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio. From time to time, other portfolios may be established and sold pursuant to other offering documents.

To date, 25 portfolios have been authorized. The other portfolios are not being offered by this Prospectus. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and expenses of, one portfolio are treated separately from those of the other portfolios.

The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.

Shareholder inquiries may be made by writing to the Company at 3435 Stelzer Road, Columbus, Ohio 43219-3035.

APPENDIX
---------------------------------------------------------

PORTFOLIO SECURITIES

To the extent set forth in this Prospectus, each Fund may invest in the securities described below.

MONEY MARKET INSTRUMENTS

U.S. TREASURY SECURITIES--Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

U.S. GOVERNMENT SECURITIES--In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Each Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

BANK OBLIGATIONS--Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund, may invest in bank obligations (other than those issued by the Adviser or its affiliates), including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities, the possible seizure or nationalization of foreign deposits and the possible subordination of deposits in foreign branches to receivership expenses and U.S. office deposits in the event of insolvency. See "Description of the Funds--Investment Considerations and Risk Factors--Foreign Securities Risk."

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS--Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund, may invest in commercial paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's, A-1 by S&P, F-1 by Fitch or Duff-1 by Duff, or (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by such Fund.

REPURCHASE AGREEMENTS--Each Fund may enter into repurchase agreements, which involve the acquisition by a Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and such Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by a Fund may be delayed or limited. Each Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

ZERO COUPON AND STRIPPED SECURITIES--Each Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Fund, except the Limited Term U.S. Government Fund, Prime Money Market Fund and Treasury Money Market Fund, also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities. The Tennessee Tax Exempt Fund will invest no more than 25% of the value of its net assets in zero coupon and stripped securities.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES--Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund, may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which such Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of a Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

FLOATING AND VARIABLE RATE OBLIGATIONS--Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund, may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of each Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations purchased by such Fund.

NOTES--Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund, may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, as amended, provided such investments are consistent with its investment objective. No Fund will invest more than 10% of its net assets in such Notes and in other securities that are illiquid.

PARTICIPATION INTERESTS AND TRUST RECEIPTS--Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund, may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Adviser, acting upon delegated authority from the Company's Board of Directors, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Adviser, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Adviser will consider, in accordance with procedures established by the Board of Directors, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

GUARANTEED INVESTMENT CONTRACTS--Each Fund, except the Limited Term U.S. Government Fund and Treasury Money Market Fund, may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such a contract, the Fund would make cash contributions to a deposit fund of the insurance company's general account. The insurance company would then credit to the Fund on a monthly basis interest which is based on an index (in most cases the Salomon Smith Barney CD Index), but is guaranteed not to be less than a certain minimum rate. The Prime Money Market Fund currently does not expect to invest more than 5% of its net assets in GICs.

ILLIQUID SECURITIES--Each Fund may invest up to 15% (10% in the case of the Capital Growth, Equity Income, Income, Limited Term Income, Limited Term U.S. Government, Tennessee Tax Exempt, Limited Term Tennessee Tax Exempt, and Money Market Funds) of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, certain privately negotiated, non-exchange traded options and securities used to cover such options, certain mortgage-backed securities, floating and variable rate demand obligations as to which the Fund cannot exercise the related demand feature described above on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

MORTGAGE-RELATED SECURITIES--(Capital Growth, Equity Income, Income, Limited Term Income and Government Income Funds) Mortgage-related securities are a form of Derivative collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. These securities may include complex instruments such as collateralized mortgage obligations, stripped mortgage-backed securities, mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs"), adjustable rate mortgages, real estate investment trusts ("REITs"), including debt and preferred stock issued by REITs, as well as other real estate-related securities. The mortgage-related securities in which the Fund may invest include those with fixed, floating or variable interest rates, those with interest rates that change based on multiples of changes in a specified index of interest rates and those with interest rates that change inversely to changes in interest rates, as well as those that do not bear interest. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

Mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties. In addition, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. Certain mortgage-related securities that may be purchased by the Fund, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in a form of leverage. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Fund. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Fund's mortgage-related securities to decrease broadly, the Fund's effective duration, and thus sensitivity to interest rate fluctuations, would increase. For further discussion concerning the investment considerations involved, see "Description of the Funds--Investment Considerations and Risk Factors--Fixed-Income Securities Risk" and "Illiquid Securities" above and "Investment Objectives and Management Policies--Portfolio Securities--Mortgage-Related Securities" in the Fund's Statement of Additional Information.

ASSET-BACKED SECURITIES--(Capital Growth, Equity Income, Income, Limited Term Income, Government Income and Prime Money Market Funds) Asset-backed securities are a form of Derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. These securities include debt securities and securities with debt-like characteristics. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables. Each of these Funds may invest in these and other types of asset-backed securities that may be developed in the future.

The Prime Money Market Fund may purchase asset-backed securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

AMERICAN DEPOSITARY RECEIPTS--(Large-Cap Equity, Capital Growth, Small-Cap Opportunity, Equity Income and International Equity Funds) Each of these Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. Each of these Funds may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

CONVERTIBLE SECURITIES--(Large-Cap Equity, Capital Growth, Small-Cap Opportunity, Equity Income, International Equity, Income and Limited Term Income Funds) Convertible securities may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

WARRANTS--(Large-Cap Equity, Capital Growth, Small-Cap Opportunity, Equity Income and International Equity Funds) Each of these Funds may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

MUNICIPAL OBLIGATIONS--(Municipal Income, Tennessee Tax Exempt, Limited Term Tennessee Tax Exempt, Income and Limited Term Income Funds and, to a limited extent, Prime Money Market Fund) Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Dividends received by shareholders of the Income, Limited Term Income or Prime Money Market Funds which are attributable to interest income received by such Funds from Municipal Obligations generally will be subject to Federal income tax. The Income and Limited Term Income Funds currently intend to invest no more than 25% and the Prime Money Market Fund currently intends to invest no more than 5% of their respective assets in Municipal Obligations. However, these percentages may be varied from time to time without shareholder approval.

TENDER OPTION BONDS--(Municipal Income, Tennessee Tax Exempt and Limited Term Tennessee Tax Exempt Funds) A tender option bond is a Municipal Obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Adviser, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Obligation, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Obligations and for other reasons.

RATINGS--Debt securities which are rated Baa by Moody's are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Debt securities rated BBB by S&P are regarded as having adequate capacity to pay interest and repay principal, and while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt securities in this category than in higher rated categories. Fitch considers the obligor's ability to pay interest and repay principal on debt securities rated BBB to be adequate; adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these debt securities and, therefore, impair timely payment. Debt securities rated BBB by Duff are considered to have below average protection factors but still considered sufficient for prudent investment.

Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P, Fitch or Duff are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also will evaluate such obligations and the ability of their issuers to pay interest and principal. The Funds will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the quality of the issuer's management and regulatory matters.

INVESTMENT COMPANY SECURITIES--Each Fund may invest in securities issued by other investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

INVESTMENT TECHNIQUES

INVESTMENT TECHNIQUES AND PORTFOLIO TURNOVER RATES--Each Fund may engage in various investment techniques the use of which involves risk. Investors in the Municipal Income, Tennessee Tax Exempt or Limited Term Tennessee Tax Exempt Funds should be aware that the use of these techniques may give rise to taxable income. Using these techniques may produce higher than normal portfolio turnover for a Fund and may affect the degree to which its net asset value fluctuates.

Portfolio turnover may vary from year to year, as well as within a year. No Fund will consider portfolio turnover to be a limiting factor in making investment decisions. Under normal market conditions, the portfolio turnover rate for the current fiscal year is anticipated to be less than 200% for the Small-Cap Opportunity Fund, Capital Growth Fund, International Equity Fund, Tennessee Tax Exempt Fund and Limited Term Tennessee Tax Exempt Fund, and is anticipated to be less than 100% for the Large-Cap Equity Fund, Equity Income Fund, Income Fund, Limited Term Income Fund, Municipal Income Fund, Government Income Fund and Limited Term U.S. Government Fund. A portfolio turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once in the course of a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. Each Money Market Fund will have a high portfolio turnover, but that should not adversely affect the Fund since it usually does not pay brokerage commissions when it purchases short-term debt obligations.

CALL AND PUT OPTIONS ON SPECIFIED SECURITIES--(Large-Cap Equity, Capital Growth, Small-Cap Opportunity, Equity Income, Government Income and International Equity Funds) Each of these Funds may purchase call and put options in respect of specific securities in which the Fund may invest and write covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, permissible liquid assets are placed in a segregated account to fulfill the obligation undertaken.

To close out a position when writing covered options, the Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it has previously written on the security. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction," which involves liquidating its position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

STOCK INDEX OPTIONS--(Large-Cap Equity, Capital Growth, Small-Cap Opportunity, Equity Income and International Equity Funds) Each of these Funds may purchase and write put and call options on stock indexes listed on national securities exchanges or traded in the over-the-counter market to the extent of 15% of the value of its net assets. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of the Fund's purchasing or writing stock index options will depend upon the extent to which price movements in its portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

When the Fund writes an option on a stock index, it will place in a segregated account permissible liquid assets in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.

FUTURES TRANSACTIONS--IN GENERAL--(Large-Cap Equity, Capital Growth, Small-Cap Opportunity, Equity Income, International Equity, Tennessee Tax Exempt and Limited Term Tennessee Tax Exempt Funds) None of these Funds will be a commodity pool. However, as a substitute for a comparable market position in the underlying securities or for hedging purposes, each of these Funds may engage in futures and options on futures transactions, as described below.

The commodities transactions of each of these Funds must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, none of these Funds may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, each of these Funds may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount at least equal to the value of the underlying commodity.

Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Company's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, at the then prevailing price, which will operate to terminate its existing position in the contract.

Although each of these Funds intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

To the extent a Fund is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in a portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indexes, the risk of imperfect correlation increases as the composition of a Fund's investments varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market or interest rates. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by a Fund with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with, the instruments underlying the futures contract. Put options sold by a Fund with respect to futures contracts will be covered in the same manner as put options on specific securities as described above.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES--(Large-Cap Equity, Capital Growth, Small-Cap Opportunity, Equity Income and International Equity Funds) Each of these Funds may purchase and sell stock index futures contracts and options on stock index futures contracts to the extent of 15% of the value of its net assets.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, each of these Funds intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Each of these Funds may use index futures as a substitute for a comparable market position in the underlying securities.

INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS--(Tennessee Tax Exempt and Limited Term Tennessee Tax Exempt Funds) Each of these Funds may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position and to hedge against adverse movements in interest rates to the extent of 15% of the value of its net assets.

To the extent the Fund has invested in interest rate futures contracts or options on interest rate futures contracts as a substitute for a comparable market position, the Fund will be subject to the same investment risks had it purchased the securities underlying the contract.

Each of these Funds may purchase call options on interest rate futures contracts to hedge against a decline in interest rates and may purchase put options on interest rate futures contracts to hedge its portfolio securities against the risk of rising interest rates. The Fund may sell call options on interest rate futures contracts to partially hedge against declining prices of portfolio securities. The Fund may sell put options on interest rate futures contracts to hedge against increasing prices of the securities which are deliverable upon exercise of the futures contracts.

Each of these Funds also may sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's investment securities which are the subject of the hedge.

LENDING PORTFOLIO SECURITIES--(All Funds) From time to time, each Fund may lend securities from its investment portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33 1/3% of the value of the relevant Fund's total assets. In connection with such loans, each Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund can increase its income through the investment of such collateral. Each Fund continues to be entitled to payments in amounts equal to the dividends, interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Fund.

FOREIGN CURRENCY TRANSACTIONS--(International Equity Fund) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

Foreign currency transactions may involve, for example, the Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Fund's success in these transactions will depend principally on Lazard's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

SHORT-SELLING--(International Equity Fund and, to a limited extent, Capital Growth, Equity Income, Income, Limited Term Income, Limited Term U.S. Government, Tennessee Tax Exempt and Limited Term Tennessee Tax Exempt Funds) In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of these Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

FORWARD COMMITMENTS--(All Funds) Each Fund may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring

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the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

BORROWING MONEY--(All Funds) As a fundamental policy, each Fund is permitted to borrow money in an amount up to 33 1/3% of the value of its total assets. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, such Fund will not make any investments. In addition, each Money Market Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.

REVERSE REPURCHASE AGREEMENTS--(Money Market Funds only) The Prime Money Market Fund and Treasury Money Market Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. In certain types of agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. As a result of these transactions, the Fund may be exposed to greater potential fluctuations in the value of its assets and its net asset value per share. Interest costs on the money borrowed may exceed the return received on the securities purchased. The Company's Directors have considered the risks to each of the Prime Money Market Fund and Treasury Money Market Fund and its shareholders which may result from the entry into reverse repurchase agreements and have determined that the entry into such agreements is consistent with such Fund's investment objective and management policies.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE COMPANY'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

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